The
                                    Glenmede
                                     Trust
                                    Company




                            The Glenmede Fund, Inc.
                            The Glenmede Portfolios





                                 Annual Report
                                October 31, 1997

--------------------------------------------------------------------------------
         The performance for each of the portfolios shown on pages 3 to 13 represents past performance and is not a guarantee of future results. A portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost. An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yields of money market funds will fluctuate as market conditions change. There can be no assurance that money market funds will be able to maintain their net asset value of $1.00 per share. Unlike actual Fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
--------------------------------------------------------------------------------

                      THE GLENMEDE FUND PRESIDENT'S LETTER

   Glenmede's family of mutual fund portfolios was created in November 1988 to provide Glenmede Trust Company clients not only exposure to specialty products such as Small Capitalization, International and Emerging Markets equities, but also access to our Core Investment Services, including an Equity Portfolio designed for taxable individuals, an Institutional Equity portfolio designed for tax-exempt investors and a Core Fixed Income Portfolio. Other portfolios consist of both taxable and tax-exempt money market funds and two municipal bond funds.

   The goal of the funds is to generate attractive investment returns while keeping fund expenses at competitively low levels and risk at tolerable levels. Glenmede's investment style for all of our investment products, including stocks and bonds, is disciplined and highly quantitative. We seek to emphasize objective measurements of both value and growth while minimizing subjective judgments that historically have led investors astray.

   Results for the past year have been impressive in a relative sense as each equity portfolio outperformed its respective benchmark and other mutual funds with similar objectives. Ten of the portfolios were ahead of their peer group averages during the past year.

   In absolute terms, the past year was again very rewarding, particularly for equity investors. It was the third year in a row with returns in excess of 20% for domestic equity markets, which historically is highly unusual. Contributing to the strong equity markets during the past year was a powerful combination of better-than-expected corporate earnings in conjunction with lower-than-expected inflation. Going forward, our concern is that the historically high valuations of equities based on price/earnings ratios, dividend yields and price-to-book ratios will tend to offset the favorable economic factors of moderate growth, strong profit growth and even lower inflation and interest rates.

   Glenmede has always emphasized high quality in the management of fixed-income portfolios. Equity portfolios seek to achieve growth in both principal value and income, whereas fixed-income portfolios seek to provide current income and stability with the first priority being the repayment of principal. During this unprecedented long period of economic prosperity that has been unblemished by recession since 1990, investors have become complacent and have paid little heed to credit quality. Thus, the spread between the highest quality bonds and the lowest level of investment grade securities has greatly diminished and has been a drag on Glenmede fixed-income portfolio performance. Nevertheless, portfolios have performed well and would be expected to perform even better under circumstances of stable spreads or widening spreads, as usually occurs during periods of economic concerns such as recession.

   A description of the 11 portfolios is noted following this letter.

   During the past year, the fund has grown in size from approximately $2.3 billion a year ago, to slightly over $3 billion at the end of this fiscal year -- the largest yearly dollar gain since the Fund began in 1988 with about $500 million. We are grateful to our clients for their support of our Fund and pledge our dedication to strive for superior performance and below average risk at a reasonably competitive cost.

                                              Sincerely,

                                              /s/ John W. Church, Jr.
                                              --------------------------------
                                              JOHN W. CHURCH, JR.
                                              President, Chairman of the Board

November 18, 1997

                       --------------- 2 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           GOVERNMENT CASH PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------
                                                                         IBC's U.S.
                                                                         Government
                                                                        and Agencies
      Government Cash Portfolio                                     Money Fund Average(TM)
-------------------------------------                               ----------------------
Year ended 10/31/97                                    5.53%                4.88%
Five Years ended 10/31/97                              4.76%                4.07%
Inception (11/7/88) through 10/31/97                   5.81%                5.08%

                                        7-Day         7-Day
      Government Cash Portfolio         Yield    Effective Yield
-------------------------------------   -----    ---------------
As of 12/1/97                           5.60%         5.75%

   During the past fiscal year, the Government Cash Portfolio outperformed IBC's U.S. Government and Agencies Money Fund Average(TM) due to its use of overnight and term mortgage-backed security repurchase agreements. This strategy enhances the yield while maintaining a high quality diversified portfolio of money market instruments.

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                         GOVERNMENT CASH PORTFOLIO vs.
           IBC's U.S. GOVERNMENT AND AGENCIES MONEY FUND AVERAGE(TM)
                            11/7/88 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


                                            IBC's U.S. Government
             Glenmede Government              and Agencies Money
               Cash Portfolio*                 Fund Average(TM)*
             -------------------            -----------------------

Nov. 1988         $10,000                          $10,000
Oct. 1989          10,927                           10,874
Oct. 1990          11,846                           11,720
Oct. 1991          12,627                           12,423
Oct. 1992          13,156                           12,871
Oct. 1993          13,575                           13,208
Oct. 1994          14,091                           13,637
Oct. 1995          14,918                           14,353
Oct. 1996          15,733                           15,055
Oct. 1997          16,603                           15,790






* Assumes the reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
IBC's U.S. Government and Agencies Money Fund Average(TM) is comprised of money market funds investing in U.S. treasury securities and government agency obligations. Funds included in this average must have at least $100,000 in total net assets.

                       --------------- 3 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

-------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------
                                                                          IBC's General
        Tax-Exempt Cash Portfolio                                       Purpose Average(TM)
-----------------------------------------                               -------------------
Year ended 10/31/97                                        3.46%               3.04%
Five Years ended 10/31/97                                  3.09%               2.67%
Inception (11/10/88) through 10/31/97                      3.97%               3.54%

                                            7-Day         7-Day
        Tax-Exempt Cash Portfolio           Yield    Effective Yield
-----------------------------------------   -----    ---------------
As of 12/1/97                               3.69%         3.75%

   The Tax-Exempt Cash Portfolio has outperformed IBC's General Purpose AverageTM consistently. During the past fiscal year, the strategy of maintaining a shorter average maturity, which increases yield when rates rise or when there is a greater supply of short-term securities, combined with a low expense ratio has resulted in good relative performance.


          HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN TAX-EXEMPT
 CASH PORTFOLIO vs. IBC's STOCK BROKER AND GENERAL PURPOSE TAX-FREE AVERAGE(TM)
                           11/10/88 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


                                                  IBC's Stock Broker
              Glenmede Tax-Exempt                 and General Purpose
                Cash Portfolio*                  Tax-Free Average(TM)*
              -------------------                ---------------------

Nov. 1988          $10,000                               $10,000
Oct. 1989           10,627                                10,546
Oct. 1990           11,249                                11,127
Oct. 1991           11,792                                11,623
Oct. 1992           12,183                                11,953
Oct. 1993           12,469                                12,191
Oct. 1994           12,776                                12,452
Oct. 1995           13,257                                12,864
Oct. 1996           13,710                                13,254
Oct. 1997           14,184                                13,657


* Assumes the reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
IBC's Stock Broker and General Purpose Tax-Free Average(TM) is comprised of money market funds investing in fixed-income securities issued by state and local government. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to alternative minimum tax. Funds included in this average must have at least $100,000 in total net assets.

                       --------------- 4 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                          CORE FIXED INCOME PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

--------------------------------------------------------------------------------------------
                                Average Annual Total Return
--------------------------------------------------------------------------------------------
                                                Merrill Lynch     Lehman         Lipper
                                                  1-10 Year      Aggregate    Intermediate
                                                 Government/       Bond      U.S. Government
Core Fixed Income Portfolio                     Treasury Index     Index       Fund Index*
--------------------------------------          --------------   ---------   ---------------
Year ended 10/31/97                      8.63%       7.33%          8.89%          7.61%
Five Years ended 10/31/97                6.65%       6.36%          7.51%          6.08%
Inception (11/17/88) through 10/31/97    8.55%       8.22%          9.05%          6.43%

   The Core Fixed Income Portfolio slightly underperformed the Lehman Aggregate Bond Index during the fiscal year. The tightening of credit spreads on corporate bonds, which are underweighted in the Portfolio, had a negative impact on performance. The Portfolio outperformed the Lipper Intermediate U.S. Government Fund Index due to its longer duration and overweighting in mortgage-backed securities. The Portfolio is invested to seek total return with minimal credit risk and close-to-market interest rate risk.


                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                        CORE FIXED INCOME PORTFOLIO vs.
       MERRILL LYNCH 1-10 YEAR GOVERNMENT/TREASURY INDEX, LEHMAN BROTHERS
    AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE U.S. GOVERNMENT FUND INDEX*
                           11/17/88 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


                                                                                            Index: Lipper
                                      Index: Merrill Lynch                                  Intermediate
              Glenmede Core Fixed     1-10 Year Government/     Index: Lehman Brothers     U.S. Government
              Income Portfolio**            Treasury**             Aggregate Bond**             Fund**
              -------------------     ---------------------     ----------------------     ---------------
Nov. 1988          $10,000                   $10,000                   $10,000                 $10,000
                    10,295                    10,302                    10,212                  10,000
Oct. 1989           11,120                    11,132                    11,190                  10,000
                    11,271                    11,216                    11,134                   9,884
Oct. 1990           12,045                    11,990                    11,896                  10,515
                    12,868                    12,729                    12,825                  11,166
Oct. 1991           13,821                    13,572                    13,777                  11,937
                    14,236                    14,049                    14,236                  12,306
Oct. 1992           15,112                    14,914                    15,132                  13,006
                    16,004                    15,736                    16,123                  13,737
Oct. 1993           16,682                    16,290                    16,928                  14,306
                    16,045                    15,868                    16,261                  13,758
Oct. 1994           16,177                    16,017                    16,307                  13,746
                    17,033                    16,856                    17,450                  14,507
Oct. 1995           18,128                    17,923                    18,859                  15,485
                    18,355                    18,137                    18,958                  15,540
Oct. 1996           19,194                    18,916                    19,961                  16,236
                    19,476                    19,253                    20,301                  16,462
Oct. 1997           20,850                    20,304                    21,736                  17,472


*  Index commenced 12/31/89.
** Assumes the reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
In the future, we will compare the Portfolio's performance only to the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate U.S. Government Fund Index because we believe they are more appropriate benchmarks to compare to the Portfolio than the Merrill Lynch 1-10 Year Government/Treasury Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of securities from the Lehman Brothers Government Corporate Bond, Mortgage-Backed Securities and Asset-Backed Securities Indexes. Total return consists of price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced by market capitalization each month. The Lipper Intermediate U.S. Government Fund Index is comprised of the 30 largest funds in the Lipper Intermediate U.S. Government Fund Average. The Average consists of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities with dollar-weighted average maturities of 5 to 10 years. The Merrill Lynch 1-10 Year Government/Treasury Index is an unmanaged index comprised of U.S. treasury and agency securities with a par amount outstanding of greater than or equal to $25 million, a maturity range of 1 through 9.99 years and fixed-rate coupon greater than 4 1/4%.

                       --------------- 5 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                                EQUITY PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

----------------------------------------------------------------------------------------
                              Average Annual Total Return
----------------------------------------------------------------------------------------
                                                                           Lipper Growth
Equity Portfolio                                   S&P 500    Dow Jones      Fund Index
--------------------------------------             -------    ---------    -------------
Year ended 10/31/97                      36.39%     32.16%      25.79%         28.42%
Five Years ended 10/31/97                20.71%     19.85%      21.19%         17.72%
Inception (7/20/89) through 10/31/97     15.79%     16.06%      17.00%         14.44%

   Stocks had another spectacular year, reflecting continued strong earnings gains and not only low inflation, but lower than expected inflation. In strong markets, investors have had a hard time keeping up with market indexes, which by definition are always fully invested. We are pleased to report that the Equity Portfolio comfortably outperformed the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average and Lipper Growth Fund Index for the year. The Portfolio's good performance was mainly attributable to adhering to our disciplined, quantitative process for the selection of stocks. This Portfolio is designed for the taxable investor. Turnover was 26% for the year, and none of the net gains were short term.


                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
              EQUITY PORTFOLIO vs. S&P 500 STOCK INDEX, DOW JONES
                INDUSTRIAL AVERAGE AND LIPPER GROWTH FUND INDEX
                            7/20/89 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


               Glenmede                         Dow Jones
                Equity         Index: S&P      Industrial      Index: Lipper
               Portfolio*      500 Stock*       Average*       Growth Fund*
               ----------      ----------      ----------      -------------


July 1989        $10,000         $10,000         $10,000         $10,000
                  10,000          10,000          10,000          10,000
Oct. 1989         10,127          10,200          10,424          10,167
                   9,868          10,100          10,630           9,864
Oct. 1990          8,978           9,459           9,962           8,863
                  11,126          11,873          11,995          11,580
Oct. 1991         12,103          12,629          12,952          12,536
                  12,637          13,545          14,382          13,190
Oct. 1992         13,146          13,885          14,036          13,515
                  14,322          14,798          15,136          14,472
Oct. 1993         15,329          15,953          16,482          16,080
                  14,954          15,580          16,708          15,817
Oct. 1994         15,514          16,564          17,987          16,409
                  16,824          18,289          20,166          17,556
Oct. 1995         19,203          20,936          22,479          20,343
                  21,797          23,811          26,626          22,625
Oct. 1996         24,705          25,977          29,167          23,788
                  27,772          29,791          34,243          25,815
Oct. 1997         33,696          34,332          36,687          30,549


* Assumes the reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Dow Jones Industrial Average is an unmanaged price weighted average based on the "price only" performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator which has been adjusted over the years for stock splits, stock dividends, and substitution of stock). The Lipper Growth Fund Index is comprised of the 30 largest funds in the Lipper Growth Fund Average. The Average consists of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes.

                       --------------- 6 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

-------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------
                                                                              Lipper Small
                                                                             Capitalization
Small Capitalization Equity Portfolio             S&P 500    Russell 2000      Fund Index
-----------------------------------------------   -------    ------------    --------------
Year ended 10/31/97                     41.80%     32.16%        29.34%           18.58%
Five Years ended 10/31/97               22.83%     19.85%        18.69%           17.80%
Inception (3/1/91) through 10/31/97     19.05%     17.57%        18.00%           17.16%

   The Small Capitalization Equity Portfolio experienced a year of extremely positive returns. The Portfolio's performance was significantly above that of the Standard & Poor's 500 Stock Index, the Russell 2000 Index and the Lipper Small Capitalization Fund Index. Our value style of investing the Portfolio led to overweighted positions in the strong performing technology and real estate sectors.


                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
         SMALL CAPITALIZATION EQUITY PORTFOLIO vs. S&P 500 STOCK INDEX, RUSSELL 2000 INDEX AND LIPPER SMALL CAPITALIZATION FUND INDEX
                            3/1/91 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


              Glenmede Small
              Capitalization
                 Equity         Index: S&P     Index: Russell    Index: Lipper Small
                Portfolio*      500 Stock*         2000*         Capitalization Fund*
              --------------    ----------     --------------    --------------------
March 1991       $10,000          $10,000         $10,000            $10,000
                  10,269           10,180          10,674             10,551
Oct. 1991         11,184           10,828          11,696             11,887
                  11,079           11,615          12,496             12,290
Oct. 1992         11,443           11,906          12,805             12,679
                  13,097           12,690          14,466             13,848
Oct. 1993         15,318           13,679          16,954             16,438
                  15,444           13,359          16,610             16,033
Oct. 1994         15,754           14,203          16,902             16,766
                  16,936           15,682          17,808             17,634
Oct. 1995         19,086           17,952          19,999             20,718
                  21,221           20,417          23,683             24,724
Oct. 1996         22,563           22,275          23,320             24,259
                  25,452           25,544          23,694             22,266
Oct. 1997         31,993           29,438          30,161             28,766


* Assumes the reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Russell 2000 Index is an unmanaged capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies stock which are traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The Lipper Small Capitalization Fund Index is comprised of the 30 largest funds in the Lipper Small Capitalization Fund Average. The Average consists of funds that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase.

                       --------------- 7 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           LARGE CAP VALUE PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

---------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------
                                                                          Lipper Growth
Large Cap Value Portfolio                                      S&P 500     Fund Index
--------------------------------------------------             -------    -------------
Year ended 10/31/97                                  36.55%     32.16%        28.42%
Inception (12/31/92) through 10/31/97                18.44%     19.63%        16.90%

   The Large Cap Value Portfolio is driven by a proprietary ranking process similar to the process used by other Glenmede Funds. It is designed for tax-exempt investors and, therefore, tax considerations are ignored. Management is more active with turnover at 109% for the year. The ranking process seeks value with positive catalysts to signal improvement in a company's prospects and change in investor expectations. Overweighting financial stocks and good stock selection through adherence to the ranking process led the Portfolio to outperform the Standard & Poor's 500 Stock Index and the Lipper Growth Fund Index during the past year. Prior to March 1996, the Portfolio was managed using a purely quantitative methodology.


                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
               LARGE CAP VALUE PORTFOLIO vs. S&P 500 STOCK INDEX
                          AND LIPPER GROWTH FUND INDEX
                           12/31/92 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


            Glenmede Large Cap       Index: S&P         Index: Lipper
            Value Portfolio*         500 Stock*         Growth Fund*
            ------------------       ----------         -------------

Jan. 1993        $10,000               $10,000             $10,000
Apr. 1993         10,508                10,225              10,055
Oct. 1993         12,305                11,023              11,173
Apr. 1994         12,315                10,765              10,990
Oct. 1994         12,194                11,445              11,401
Apr. 1995         12,768                12,637              12,198
Oct. 1995         14,145                14,466              14,134
Apr. 1996         15,616                16,453              15,720
Oct. 1996         16,569                17,949              16,528
Apr. 1997         19,213                20,584              17,937
Oct. 1997         22,625                23,722              21,225



* Assumes the reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
The S&P 500 Stock Index is an unmanaged index comprised of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Lipper Growth Fund Index is comprised of the 30 largest funds in the Lipper Growth Fund Average. The Average consists of funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes.

                       --------------- 8 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                            INTERNATIONAL PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

-----------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------
                                                          Morgan Stanley
                                                          EAFE-IX(R)           Lipper
                                                          ND                International
International Portfolio                                   Weighted Index     Fund Index
---------------------------------------------             --------------    -------------
Year ended 10/31/97                             16.35%          4.63%           13.35%
Five Years ended 10/31/97                       15.98%         11.75%           13.70%
Inception (11/17/88) through 10/31/97           11.61%          4.46%            9.18%

     During the past fiscal year and since inception, the International Porfolio has outperformed the Morgan Stanley EAFE-IX(R) ND Weighted Index and the Lipper International Fund Index due to the investment manager's disciplined, value-based style. Favorable country and security selection has been the primary reason for the Portfolio's strong relative performance.


                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
    INTERNATIONAL PORTFOLIO vs. MORGAN STANLEY EAFE-IX(R) ND WEIGHTED INDEX
                      AND LIPPER INTERNATIONAL FUND INDEX
                           11/17/88 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


                                      Index: Morgan            Index: Lipper
         Glenmede International     Stanley EAFE-IX(R)         International
               Portfolio*               ND Weighted*                Fund*
         ----------------------     ------------------         -------------

Nov. 1988        $10,000                  $10,000                 $10,000
                  10,896                   10,451                  10,740
Oct. 1989         11,207                   10,481                  11,281
                  11,319                    9,085                  11,546
Oct. 1990         11,685                    9,138                  11,239
                  12,741                    9,481                  11,866
Oct. 1991         13,101                    9,774                  12,180
                  13,736                    8,677                  12,362
Oct. 1992         12,743                    8,482                  11,563
                  15,224                   10,552                  13,439
Oct. 1993         17,007                   11,659                  15,502
                  18,412                   12,308                  16,633
Oct. 1994         19,433                   12,836                  17,286
                  19,420                   12,996                  16,438
Oct. 1995         20,254                   12,789                  17,205
                  22,948                   14,479                  19,286
Oct. 1996         22,982                   14,129                  19,381
                  24,866                   14,347                  21,076
Oct. 1997         26,739                   14,779                  21,968


* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.


--------------------------------------------------------------------------------
The Morgan Stanley EAFE-IX(R) ND Weighted Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australasia and New Zealand and countries in Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund Average. The Average consists of funds that invest in securities whose primary trading markets are outside of the United States.

                       --------------- 9 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

-----------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------
                                                          Morgan Stanley
                                                          EAFE-IX(R)           Lipper
                                                          ND                International
Institutional International Portfolio                     Weighted Index     Fund Index
---------------------------------------------             --------------    -------------
Year ended 10/31/97                             15.54%          4.63%           13.35%
Five Years ended 10/31/97                       14.90%         11.75%           13.70%
Inception (8/1/92) through 10/31/97             12.90%         10.88%           12.00%

     During the past fiscal year, the Institutional International Porfolio has outperformed the Morgan Stanley EAFE-IX(R) ND Weighted Index and the Lipper International Fund Index due to favorable country and security selection.


                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
     INSTITUTIONAL INTERNATIONAL PORTFOLIO vs. MORGAN STANLEY EAFE-IX(R) ND
               WEIGHTED INDEX AND LIPPER INTERNATIONAL FUND INDEX
                            8/1/92 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


                                        Index: Morgan           Index: Lipper
          Glenmede Institutional      Stanley EAFE-IX(R)        International
         International Portfolio*        ND Weighted*               Fund*
         ------------------------     ------------------        -------------

Aug. 1992        $10,000                   $10,000                $10,000
Oct. 1992          9,440                     9,871                  9,543
Apr. 1993         11,234                    12,280                 11,091
Oct. 1993         12,493                    13,568                 12,793
Apr. 1994         13,511                    14,323                 13,726
Oct. 1994         14,240                    14,937                 14,265
Apr. 1995         13,981                    15,123                 13,565
Oct. 1995         14,294                    14,882                 14,198
Apr. 1996         16,314                    16,848                 15,916
Oct. 1996         16,361                    16,440                 15,994
Apr. 1997         17,538                    16,699                 17,393
Oct. 1997         18,903                    17,202                 18,129


* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.


--------------------------------------------------------------------------------
The Morgan Stanley EAFE-IX(R) ND Weighted Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns for the countries of Australasia and New Zealand and countries in Europe and the Far East. The Lipper International Fund Index is comprised of the 30 largest funds in the Lipper International Fund Average. The Average consists of funds that invest in securities whose primary trading markets are outside of the United States.

                       --------------- 10 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

--------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------------
                                           Morgan Stanley                    Lipper Emerging
                                          Emerging Markets                    Markets Fund
Emerging Markets Portfolio                   Free Index      IFC Composite        Index
----------------------------------------  ----------------   -------------   ---------------
Year ended 10/31/97              1.01%          (8.48)%           (9.06)%          (3.84)%
Inception (12/14/94) through
  10/31/97                      (0.58)%         (5.57)%           (6.28)%          (2.51)%

   Since inception, the Emerging Markets Portfolio has outperformed the Morgan Stanley Emerging Markets Free Index as a result of overweighted positions in key European and Mediterranean markets, combined with significant underweightings in Southeast Asia, particularly Malaysia and Thailand.


                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
         EMERGING MARKETS PORTFOLIO vs. MORGAN STANLEY EMERGING MARKETS
        FREE INDEX, IFC COMPOSITE AND LIPPER EMERGING MARKETS FUND INDEX
                           12/14/94 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


                                Index: Morgan                     Index: Lipper
         Glenmede Emerging     Stanley Emerging    Index: IFC       Emerging
         Markets Portfolio*     Markets Free*      Composite*     Markets Fund*
         ------------------    ----------------    ----------     -------------

Dec. 1994      $10,000             $10,000           $10,000         $10,000
Apr. 1995       10,300               8,624             8,592           8,730
July 1995       11,052               9,309             9,067           9,494
Oct. 1995        9,829               8,700             8,511           8,823
Jan. 1996        9,820               9,559             8,950           9,701
Apr. 1996       10,500               9,859             9,705          10,006
July 1996       10,173               9,201             9,054           9,535
Oct. 1996        9,735               9,265             9,123           9,667
Jan. 1997       11,176              10,108             9,797          10,731
Apr. 1997       11,514              10,282            10,061          10,831
July 1997       12,588              11,309            10,922          12,100
Oct. 1997        9,833               8,479             8,296           9,295


* Assumes the reinvestment of all dividends and distributions excluding withholding taxes.


--------------------------------------------------------------------------------
The Morgan Stanley Emerging Markets Free Index is an unmanaged measure of the performance of the major emerging economies with sizable and active equity markets in Asia, Latin America, the Middle East, Africa and Europe. Only those countries open to non-local investors are included. The IFC Composite is an unmanaged measure of the performance of stock markets in countries with developing economies, especially those meeting World Bank classifications of low-income and middle-income, but may include high-income economies where the stock market is likely to be developing for some time. Markets are included in Latin America, East Asia and Europe/Mideast/Africa. The Lipper Emerging Markets Fund Index is comprised of the 30 largest funds in the Lipper Emerging Markets Fund Average. The Average consists of funds that seek long-term capital appreciation by investing at least 65% of their assets in emerging market equity securities. An emerging market is defined by a country's Gross National Product per capita or other economic measures.

                       --------------- 11 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

--------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------------
                                                                         Lipper Intermediate
                                                                           Municipal Debt
Muni Intermediate Portfolio              Lehman 7-Year   Lehman 5-Year       Fund Index
-------------------------------          -------------   -------------   -------------------
Year ended 10/31/97              6.69%        7.46%           6.31%              6.56%
Five Years ended 10/31/97        5.97%        6.78%           6.01%              6.05%
Inception (6/5/92) through
  10/31/97                       5.65%        6.96%           6.22%              6.14%

   The Muni Intermediate Portfolio underperformed the Lehman Brothers Municipal 7-Year Bond Index due to its shorter average life and its shorter duration. The strategy has been to provide a well-diversified portfolio with defensive characteristics for Pennsylvania residents. The Portfolio outperformed the Lehman Brothers Municipal 5-Year Bond Index and the Lipper Intermediate Municipal Debt Fund Index for the fiscal year.


  HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN MUNI INTERMEDIATE PORTFOLIO
        vs. LEHMAN BROTHERS MUNICIPAL 7-YEAR BOND INDEX, LEHMAN BROTHERS
              MUNICIPAL 5-YEAR BOND INDEX AND LIPPER INTERMEDIATE
                           MUNICIPAL DEBT FUND INDEX
                            6/5/92 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


                           Index: Lipper       Index: Lehman      Index: Lehman
       Glenmede Muni       Intermediate           Brothers           Brothers
       Intermediate          Municipal           Municipal          Municipal
        Portfolio*          Debt Fund*         7-Year Bond*       5-Year Bond*
       -------------       -------------       ------------       -------------

6/92      $10,000             $10,000             $10,000            $10,000
10/92      10,074              10,287              10,366             10,360
4/93       10,669              10,957              11,016             10,904
10/93      11,137              11,484              11,607             11,375
4/94       10,912              11,197              11,358             11,229
10/94      10,788              11,194              11,388             11,314
4/95       11,459              11,775              12,021             11,843
10/95      12,057              12,419              12,792             12,479
4/96       12,215              12,540              12,932             12,656
10/96      12,621              12,951              13,388             13,049
4/97       12,872              13,152              13,627             13,246
10/97      13,465              13,801              14,387             13,872


* Assumes the reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
In the future, we will compare the Portfolio's performance only to the Lehman Brothers Municipal 5-Year Bond Index and the Lipper Intermediate Municipal Debt Fund Index because we believe they are more appropriate benchmarks to compare to the Portfolio than the Merrill Lynch Municipal Bond Index (Bank Trust) and the Lehman Brothers Municipal 7-Year Bond Index. The Lehman Brothers Municipal 7-Year Bond Index and the Lehman Brothers Municipal 5-Year Bond Index are unmanaged total return performance benchmarks for the intermediate-term and short-intermediate, investment-grade tax-exempt bond markets, respectively. The Lipper Intermediate Municipal Debt Fund Index is comprised of the 30 largest funds in the Lipper Intermediate Municipal Debt Fund Average. The Average consists of funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

                       --------------- 12 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                              PORTFOLIO HIGHLIGHTS
                                OCTOBER 31, 1997

-----------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------
                                                                        Lipper New Jersey
                                                                         Municipal Debt
New Jersey Muni Portfolio             Lehman 7-Year    Lehman 5-Year       Fund Index
--------------------------            -------------    -------------    -----------------
Year ended 10/31/97          6.90%         7.46%            6.31%              7.42%
Inception (11/1/93)
  through 10/31/97           4.62%         5.53%            5.08%              4.85%

   The New Jersey Muni Portfolio has slightly underperformed the Lehman Municipal 7-Year Bond Index. It is normal to see this difference in performance because there is a price differential between New Jersey municipals and national municipals due to the lack of issuance of New Jersey bonds. The strategy has been to provide a very high quality, well-diversified portfolio that is tax-exempt for New Jersey residents.


  HYPOTHETICAL ILLUSTRATION  OF $10,000 INVESTED IN NEW JERSEY MUNI PORTFOLIO
        vs. LEHMAN BROTHERS MUNICIPAL 7-YEAR BOND INDEX, LEHMAN BROTHERS
          MUNICIPAL 5-YEAR BOND INDEX AND LIPPER NEW JERSEY MUNICIPAL
                                DEBT FUND INDEX
                            11/1/93 THROUGH 10/31/97


                  [Graph appears here--See plot points below]


                                  Index: Lipper     Index: Lehman     Index: Lehman
                                   New Jersey         Brothers          Brothers
           Glenmede New Jersey      Municipal         Municipal         Municipal
             Muni Portfolio*       Debt Fund*       7-Year Bond*      5-Year Bond*
           -------------------    -------------     -------------     --------------
Nov. 1993        $10,000             $10,000           $10,000           $10,000
April 1994         9,660               9,581             9,785             9,872
Oct. 1994          9,488               9,484             9,812             9,946
April 1995        10,102              10,163            10,357            10,412
Oct. 1995         10,744              10,745            11,021            10,971
April 1996        10,863              10,796            11,142            11,126
Oct. 1996         11,200              11,245            11,535            11,471
April 1997        11,384              11,430            11,740            11,645
Oct. 1997         11,973              12,080            12,395            12,195


* Assumes the reinvestment of all dividends and distributions.


--------------------------------------------------------------------------------
In the future, we will compare the Portfolio's performance only to the Lehman Brothers Municipal 5-Year Bond Index and the Lipper New Jersey Municipal Debt Fund Index because we believe they are more appropriate benchmarks to compare to the Portfolio than the Merrill Lynch Municipal Bond Index (Bank Trust) and the Lehman Brothers Municipal 7-Year Bond Index. The Lehman Brothers Municipal 7-Year Bond Index and the Lehman Brothers Municipal 5-Year Bond Index are unmanaged total return performance benchmarks for the intermediate-term and short-intermediate, investment-grade tax-exempt bond markets, respectively. The Lipper New Jersey Municipal Debt Fund Index consists of the 10 largest funds in the Lipper New Jersey Municipal Debt Fund Average. The Average consists of funds that invest only in securities that are exempt from taxation in New Jersey or cities in New Jersey.

                       --------------- 13 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1997

                                                GOVERNMENT     TAX-EXEMPT    CORE FIXED
                                                   CASH           CASH         INCOME
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                -----------    ----------    -----------
Investment income:
  Dividends (net of foreign withholding
    taxes)(1)................................  $        --     $       --    $        --
  Interest...................................   25,804,699      9,242,617     18,400,489
  Other income(2)............................           --             --         43,633
                                                -----------    ----------    -----------
    Total investment income..................   25,804,699      9,242,617     18,444,122
                                                -----------    ----------    -----------
Expenses:
  Investment advisory fee....................           --             --             --
  Administration fee.........................      178,351         99,450        101,654
  Shareholder servicing fee..................      233,912        130,408        129,813
  Custodian fee..............................       38,777         25,306         28,726
  Legal and audit fees.......................       60,262         45,000         42,533
  Directors' fees and expenses...............        9,868          6,295          5,702
  State franchise taxes......................       36,976         19,284         19,456
  Registration and filing fees...............       13,597          8,264          1,680
  Interest expense...........................           --             --        774,426
  Pricing fees...............................           --         13,900          9,427
  Other expenses.............................       13,559         16,439          4,536
                                                -----------    ----------    -----------
    Total expenses...........................      585,302        364,346      1,117,953
                                                -----------    ----------    -----------
  Net investment income......................   25,219,397      8,878,271     17,326,169
                                                -----------    ----------    -----------
Realized and unrealized gain/(loss) on investments:
  Net realized gain/(loss) on:
     Securities transactions.................       (7,815)            --      2,260,378
     Foreign currency translation............           --             --             --
                                                -----------    ----------    -----------
     Net realized gain/(loss) on
       investments...........................       (7,815)            --      2,260,378
                                                -----------    ----------    -----------
  Net change in unrealized appreciation or
    depreciation of:
     Securities..............................           --             --      1,480,988
     Foreign currency translation............           --             --             --
                                                -----------    ----------    -----------
     Net unrealized appreciation or
       depreciation on investments...........           --             --      1,480,988
                                                -----------    ----------    -----------
Net realized and unrealized gain/(loss) on
  investments................................       (7,815)            --      3,741,366
                                                -----------    ----------    -----------
Net increase/(decrease) in net assets
  resulting from operations..................   $25,211,582    $8,878,271    $21,067,535
                                                ===========    ==========    ===========

---------------
(1) The Equity Portfolio, International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio had foreign dividend withholding taxes of $12,071, $2,865,499, $240,971 and $132,496, respectively.

(2) Income from security lending.

                       See Notes to Financial Statements.
                       --------------- 14 ---------------

                                                                   SMALL
                                                               CAPITALIZATION      LARGE CAP
                                                 EQUITY            EQUITY            VALUE        INTERNATIONAL
                                                PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                               -----------     --------------     -----------     -------------
Investment income:
  Dividends (net of foreign withholding
    taxes)(1)................................  $ 2,291,907      $  7,522,355      $ 1,316,267     $ 22,838,827
  Interest...................................      140,219           460,781          139,317        2,822,226
  Other income(2)............................        1,829            38,685            1,220          455,604
                                               -----------     --------------     -----------     -------------
    Total investment income..................    2,433,955         8,021,821        1,456,804       26,116,657
                                               -----------     --------------     -----------     -------------
Expenses:
  Investment advisory fee....................           --                --               --               --
  Administration fee.........................       45,406           144,610           24,893          342,102
  Shareholder servicing fee..................       59,674           189,976           32,710          448,678
  Custodian fee..............................        8,532            29,046            5,440          136,698
  Legal and audit fees.......................       16,678            43,705           12,797          110,117
  Directors' fees and expenses...............        2,170            12,076            1,457           16,359
  State franchise taxes......................        9,136            28,056            4,657           63,727
  Registration and filing fees...............        8,544             1,444               19           75,730
  Interest expense...........................           --                --               --               --
  Pricing fees...............................           --                --               --           20,132
  Other expenses.............................        4,026             4,088            2,026           26,871
                                               -----------     --------------     -----------     -------------
    Total expenses...........................      154,166           453,001           83,999        1,240,414
                                               -----------     --------------     -----------     -------------
  Net investment income......................    2,279,789         7,568,820        1,372,805       24,876,243
                                               -----------     --------------     -----------     -------------
Realized and unrealized gain/(loss) on investments
  Net realized gain/(loss) on:
     Securities transactions.................   14,776,696        66,336,844       11,569,530       39,575,586
     Foreign currency translation............           --                --               --       (1,313,479)
                                               -----------     --------------     -----------     -------------
     Net realized gain/(loss) on
       investments...........................   14,776,696        66,336,844       11,569,530       38,262,107
                                               -----------     --------------     -----------     -------------
  Net change in unrealized appreciation or
    depreciation of:
     Securities..............................   19,009,171        55,995,170        6,599,382       63,720,908
     Foreign currency translation............           --                --               --           50,719
                                               -----------     --------------     -----------     -------------
     Net unrealized appreciation or
       depreciation on investments...........   19,009,171        55,995,170        6,599,382       63,771,627
                                               -----------     --------------     -----------     -------------
Net realized and unrealized gain/(loss) on
  investments................................   33,785,867       122,332,014       18,168,912      102,033,734
                                               -----------     --------------     -----------     -------------
Net increase/(decrease) in net assets          $36,065,656      $129,900,834      $19,541,717     $126,909,977
  resulting from operations..................  ===========     ==============     ===========     =============



                                                    INSTITUTIONAL      EMERGING
                                                    INTERNATIONAL      MARKETS
                                                      PORTFOLIO       PORTFOLIO
                                                    -------------     ----------
Investment income:
  Dividends (net of foreign withholding
    taxes)(1)................................        $ 1,897,429      $2,069,196
  Interest...................................            189,047          79,595
  Other income(2)............................             27,669           1,263
                                                    -------------     ----------
    Total investment income..................          2,114,145       2,150,054
                                                    -------------     ----------
Expenses:
  Investment advisory fee....................            564,533       1,324,657
  Administration fee.........................             28,484          40,354
  Shareholder servicing fee..................                 --              --
  Custodian fee..............................             12,459         405,544
  Legal and audit fees.......................             12,190          19,632
  Directors' fees and expenses...............              1,581          11,657
  State franchise taxes......................              4,965           7,954
  Registration and filing fees...............             12,125             797
  Interest expense...........................                 --              --
  Pricing fees...............................             10,648          12,782
  Other expenses.............................              8,817          14,576
                                                    -------------     ----------
    Total expenses...........................            655,802       1,837,953
                                                    -------------     ----------
  Net investment income......................          1,458,343         312,101
                                                    -------------     ----------
Realized and unrealized gain/(loss) on investments
  Net realized gain/(loss) on:
     Securities transactions.................          3,099,441       5,969,186
     Foreign currency translation............            (76,211)       (347,790)
                                                    -------------     ----------
     Net realized gain/(loss) on
       investments...........................          3,023,230       5,621,396
                                                    -------------     ----------
  Net change in unrealized appreciation or
    depreciation of:
     Securities..............................          5,329,295      (6,445,695)
     Foreign currency translation............              8,486          46,409
                                                    -------------     ----------
     Net unrealized appreciation or
       depreciation on investments...........          5,337,781      (6,399,286)
                                                    -------------     ----------
Net realized and unrealized gain/(loss) on
  investments................................          8,361,011        (777,890)
                                                    -------------     ----------
Net increase/(decrease) in net assets                $ 9,819,354       $(465,789)
  resulting from operations..................       =============     ==========


                       See Notes to Financial Statements.
                       --------------- 15 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED OCTOBER 31, 1997

                                              GOVERNMENT      TAX-EXEMPT      CORE FIXED
                                                 CASH            CASH           INCOME
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO
                                             ------------    ------------    ------------
Net investment income.....................  $ 25,219,397     $ 8,878,271     $ 17,326,169
Net realized gain/(loss) on:
  Securities transactions.................        (7,815)             --        2,260,378
  Foreign currency translation............            --              --               --
Net change in unrealized appreciation or
  depreciation of:
  Securities..............................            --              --        1,480,988
  Foreign currency translation............            --              --               --
                                             ------------    ------------    ------------
Net increase/(decrease) in net assets
  resulting from operations...............    25,211,582       8,878,271       21,067,535
Distributions to shareholders:
  From net investment income..............   (25,219,397)     (8,878,271)     (17,221,980)
  From net realized gain on investments...            --              --               --
  In excess of net investment income......            --              --               --
Net increase/(decrease) in net assets from
  capital share transactions..............    (1,349,184)     55,950,635        3,384,486
                                             ------------    ------------    ------------
Net increase/(decrease) in net assets.....    (1,356,999)     55,950,635        7,230,041
NET ASSETS:
Beginning of year.........................   452,394,537     224,999,102      259,502,722
                                            ------------    ------------     ------------
End of year...............................  $451,037,538    $280,949,737     $266,732,763
                                            ============    ============     ============

--------------------------------------------------------------------------------

                      FOR THE YEAR ENDED OCTOBER 31, 1996

                                              GOVERNMENT      TAX-EXEMPT      CORE FIXED
                                                 CASH            CASH           INCOME
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO
                                             ------------    ------------    ------------
Net investment income.....................   $24,317,481     $ 7,762,314     $ 17,645,403
Net realized gain/(loss) on investments...           781             (13)         214,030
Net unrealized appreciation or
  depreciation on investments and net
  assets..................................            --              --       (1,992,578)
                                            ------------    ------------     ------------
Net increase/(decrease) in net assets
  resulting from operations...............    24,318,262       7,762,301       15,866,855
Distributions to shareholders:
  From net investment income..............   (24,317,481)     (7,762,314)     (17,973,595)
  From net realized gain on investments...            --              --               --
  In excess of net investment income......            --              --               --
Net increase/(decrease) in net assets from
  capital share transactions..............    43,788,531        (808,888)     (81,264,828)
                                            ------------    ------------     ------------
Net increase/(decrease) in net assets.....    43,789,312        (808,901)     (83,371,568)
NET ASSETS:
Beginning of year.........................   408,605,225     225,808,003      342,874,290
                                            ------------    ------------     ------------
End of year...............................  $452,394,537    $224,999,102     $259,502,722
                                            ============    ============     ============

                       See Notes to Financial Statements.
                       --------------- 16 ---------------

                                                                 SMALL
                                                             CAPITALIZATION      LARGE CAP
                                               EQUITY            EQUITY            VALUE        INTERNATIONAL
                                             PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                            ------------     --------------     -----------     --------------
Net investment income.....................  $  2,279,789      $  7,568,820      $ 1,372,805     $  24,876,243
Net realized gain/(loss) on:
  Securities transactions.................    14,776,696        66,336,844       11,569,530        39,575,586
  Foreign currency translation............            --                --               --        (1,313,479)
Net change in unrealized appreciation or
  depreciation of:
  Securities..............................    19,009,171        55,995,170        6,599,382        63,720,908
  Foreign currency translation............            --                --               --            50,719
                                            ------------     -------------      -----------    --------------
Net increase/(decrease) in net assets
  resulting from operations...............    36,065,656       129,900,834       19,541,717       126,909,977
Distributions to shareholders:
  From net investment income..............    (2,304,679)       (7,291,159)      (1,367,809)      (22,423,961)
  From net realized gain on investments...   (14,776,695)      (66,437,876)     (10,947,814)      (39,511,477)
  In excess of net investment income......            --                --               --        (4,393,736)
Net increase/(decrease) in net assets from
  capital share transactions..............    27,325,398        70,068,841       13,820,313       347,062,599
                                            ------------     -------------      -----------    --------------
Net increase/(decrease) in net assets.....    46,309,680       126,240,639       21,046,407       407,643,402
NET ASSETS:
Beginning of year.........................    94,184,874       308,415,410       50,130,952       643,458,648
                                            ------------     -------------      -----------    --------------
End of year...............................  $140,494,554      $434,656,049      $71,177,359    $1,051,102,050
                                            ============     =============      ===========    ==============

--------------------------------------------------------------------------------



                                                                 SMALL
                                                             CAPITALIZATION      LARGE CAP
                                               EQUITY            EQUITY            VALUE        INTERNATIONAL
                                             PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                            ------------     --------------     -----------     --------------
Net investment income.....................  $  1,942,546      $  5,401,153      $   824,717     $  16,169,540
Net realized gain/(loss) on investments...     8,245,044        22,099,067          605,642         1,371,647
Net unrealized appreciation or
  depreciation on investments and net
  assets..................................    11,633,992        14,741,219        3,541,791        41,850,169
                                            ------------     --------------     -----------     --------------
Net increase/(decrease) in net assets
  resulting from operations...............    21,821,582        42,241,439        4,972,150        59,391,356
Distributions to shareholders:
  From net investment income..............    (1,890,653)       (5,193,834)        (765,438)      (17,200,867)
  From net realized gain on investments...    (8,439,400)      (22,099,067)        (594,750)       (1,700,763)
  In excess of net investment income......            --                --               --        (2,182,510)
Net increase/(decrease) in net assets from
  capital share transactions..............     2,536,458       122,498,366       30,538,451       261,942,539
                                            ------------     --------------     -----------     --------------
Net increase/(decrease) in net assets.....    14,027,987       137,446,904       34,150,413       300,249,755
NET ASSETS:
Beginning of year.........................    80,156,887       170,968,506       15,980,539       343,208,893
                                            ------------     --------------     -----------     --------------
End of year...............................  $ 94,184,874      $308,415,410      $50,130,952     $ 643,458,648
                                            ============     ==============     ===========     ==============

                                              INSTITUTIONAL      EMERGING
                                              INTERNATIONAL       MARKETS
                                                PORTFOLIO        PORTFOLIO
                                              -------------     -----------
Net investment income.....................     $ 1,458,343      $   312,101
Net realized gain/(loss) on:
  Securities transactions.................       3,099,441        5,969,186
  Foreign currency translation............         (76,211)        (347,790)
Net change in unrealized appreciation or
  depreciation of:
  Securities..............................       5,329,295       (6,445,695)
  Foreign currency translation............           8,486           46,409
                                             -------------      -----------
Net increase/(decrease) in net assets
  resulting from operations...............       9,819,354         (465,789)
Distributions to shareholders:
  From net investment income..............      (1,188,327)        (238,483)
  From net realized gain on investments...      (3,055,675)      (5,576,979)
  In excess of net investment income......        (465,613)              --
Net increase/(decrease) in net assets from
  capital share transactions..............      18,158,706       14,908,795
                                             -------------      -----------
Net increase/(decrease) in net assets.....      23,268,445        8,627,544
NET ASSETS:
Beginning of year.........................      58,390,149       86,384,514
                                             -------------      -----------
End of year...............................     $81,658,594      $95,012,058
                                             =============      ===========

------------------------------------------------------------------------------



                                              INSTITUTIONAL      EMERGING
                                              INTERNATIONAL       MARKETS
                                                PORTFOLIO        PORTFOLIO
                                              -------------     -----------
Net investment income.....................     $ 1,031,790      $   531,228
Net realized gain/(loss) on investments...         553,491          445,602
Net unrealized appreciation or
  depreciation on investments and net
  assets..................................       5,023,293       (3,309,338)
                                              -------------     -----------
Net increase/(decrease) in net assets
  resulting from operations...............       6,608,574       (2,332,508)
Distributions to shareholders:
  From net investment income..............        (933,405)        (791,631)
  From net realized gain on investments...        (587,999)         (79,207)
  In excess of net investment income......        (235,506)              --
Net increase/(decrease) in net assets from
  capital share transactions..............       9,332,942       62,291,262
                                              -------------     -----------
Net increase/(decrease) in net assets.....      14,184,606       59,087,916
NET ASSETS:
Beginning of year.........................      44,205,543       27,296,598
                                              -------------     -----------
End of year...............................     $58,390,149      $86,384,514
                                              =============     ===========

                       See Notes to Financial Statements.
                       --------------- 17 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                   GOVERNMENT CASH PORTFOLIO
                                    --------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                    --------------------------------------------------------
                                      1997        1996        1995        1994        1993
                                    --------    --------    --------    --------    --------
Net asset value, beginning of
  year...........................   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                    --------    --------    --------    --------    --------
Net investment income............      0.054       0.053       0.059       0.038       0.031
Distributions from net investment
  income.........................     (0.054)     (0.053)     (0.059)     (0.038)     (0.031)
                                    --------    --------    --------    --------    --------
Net asset value, end of year.....   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                    ========    ========    ========    ========    ========
Total Return(1)..................       5.53%       5.46%       5.87%       3.78%       3.18%
                                    ========    ========    ========    ========    ========
Ratios to average net
  assets/Supplemental data:
Net assets, end of year
  (in  000's)....................   $451,038    $452,395    $408,605    $353,405    $247,816
Ratio of operating expenses to
  average net assets.............       0.13%       0.16%       0.15%       0.11%       0.11%
Ratio of net investment income to
  average net assets.............       5.39%       5.32%       5.71%       3.82%       3.14%

---------------
(1) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.
                       --------------- 18 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                   TAX-EXEMPT CASH PORTFOLIO
                                    --------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                    --------------------------------------------------------
                                      1997        1996        1995        1994        1993
                                    --------    --------    --------    --------    --------
Net asset value, beginning of
  year...........................   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                    --------    --------    --------    --------    --------
Net investment income............      0.034       0.034       0.038       0.025       0.023
Distributions from net investment
  income.........................     (0.034)     (0.034)     (0.038)     (0.025)     (0.023)
                                    --------    --------    --------    --------    --------
Net asset value, end of year.....   $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                    ========    ========    ========    ========    ========
Total Return(1)..................       3.46%       3.42%       3.76%       2.48%       2.34%
                                    ========    ========    ========    ========    =========
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in
  000's).........................   $280,950    $224,999    $222,808    $222,985    $106,590
Ratio of operating expenses to
  average net assets.............       0.14%       0.15%       0.15%       0.13%       0.13%
Ratio of net investment income to
  average net assets.............       3.40%       3.36%       3.69%       2.52%       2.33%

---------------
(1) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.
                       --------------- 19 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  CORE FIXED INCOME PORTFOLIO
                                    --------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                    --------------------------------------------------------
                                      1997        1996        1995        1994        1993
                                    --------    --------    --------    --------    --------
Net asset value, beginning of
  year...........................   $  10.29    $  10.36    $   9.89    $  10.84    $  10.76
                                    --------    --------    --------    --------    --------
Income from investment
  operations:
Net investment income............       0.68        0.66        0.69        0.64        0.66
Net realized and unrealized
  gain/(loss) on investments.....       0.17       (0.08)       0.46       (0.96)       0.41
                                    --------    --------    --------    --------    --------
Total from investment
  operations.....................       0.85        0.58        1.15       (0.32)       1.07
                                    --------    --------    --------    --------    --------
Less Distributions:
Distributions from net investment
  income.........................      (0.68)      (0.65)      (0.68)      (0.63)      (0.67)
Distributions from net realized
  capital gains..................         --          --          --          --       (0.32)
                                    --------    --------    --------    --------    --------
Total distributions..............      (0.68)      (0.65)      (0.68)      (0.63)      (0.99)
                                    --------    --------    --------    --------    --------
Net asset value, end of year.....   $  10.46    $  10.29    $  10.36    $   9.89    $  10.84
                                    ========    ========    ========    ========    ========
Total Return(1)..................       8.63%       5.88%      12.06%      (3.03)%     10.38%
                                    ========    ========    ========    ========    ========
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in
  000's).........................   $266,733    $259,503    $342,874    $333,797    $581,823
Ratio of operating expenses to
  average net assets.............       0.13%       0.16%       0.11%       0.12%       0.14%
Ratio of gross expenses to
  average net assets.............       0.43%(2)    0.16%       0.11%       0.14%(2)    0.16%(2)
Ratio of net investment income to
  average net assets.............       6.67%       6.37%       6.67%       6.06%       6.03%
Portfolio turnover rate..........        307%         47%        228%        165%         83%

---------------
(1) Total return represents aggregate total return for the period indicated.

(2) The annualized gross expense ratios include interest expense. The ratios excluding interest expense for the years ended October 31, 1997, October 31, 1994 and October 31, 1993 were 0.13%, 0.12% and 0.14%, respectively.

                       See Notes to Financial Statements.
                       --------------- 20 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                          EQUITY PORTFOLIO
                                        ----------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,
                                        ----------------------------------------------------
                                          1997       1996       1995       1994       1993
                                        --------    -------    -------    -------    -------
Net asset value, beginning of year...   $  16.79    $ 14.67    $ 12.56    $ 13.23    $ 11.84
                                        --------    -------    -------    -------    -------
Income from investment operations:
Net investment income................       0.28       0.41       0.32       0.31       0.32
Net realized and unrealized
  gain/(loss) on investments.........       5.69       3.73       2.64      (0.17)      1.63
                                        --------    -------    -------    -------    -------
Total from investment operations.....       5.97       4.14       2.96       0.14       1.95
                                        --------    -------    -------    -------    -------
Less Distributions:
Distributions from net investment
  income.............................      (0.28)     (0.40)     (0.33)     (0.29)     (0.32)
Distributions from net realized
  capital gains......................      (2.37)     (1.62)     (0.52)     (0.52)     (0.24)
                                        --------    -------    -------    -------    -------
Total distributions..................      (2.65)     (2.02)     (0.85)     (0.81)     (0.56)
                                        --------    -------    -------    -------    -------
Net asset value, end of year.........   $  20.11    $ 16.79    $ 14.67    $ 12.56    $ 13.23
                                        ========    =======    =======    =======    =======
Total Return(1)......................      36.39%     28.65%     23.78%      1.21%     16.60%
                                        ========    =======    =======    =======    =======
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in 000's)...   $140,495    $94,185    $80,157    $64,046    $43,611
Ratio of operating expenses to
  average net assets.................       0.13%      0.17%      0.14%      0.16%      0.20%
Ratio of net investment income to
  average net assets.................       1.91%      2.26%      2.32%      2.40%      2.61%
Portfolio turnover rate..............         26%        36%        70%       109%        61%
Average commissions per share(2).....   $ 0.0623    $0.0700         NA         NA         NA

---------------
(1) Total return represents aggregate total return for the period indicated.

(2) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.
                       --------------- 21 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              SMALL CAPITALIZATION EQUITY PORTFOLIO
                                     -------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                     -------------------------------------------------------
                                       1997        1996        1995        1994       1993
                                     --------    --------    --------    --------    -------
Net asset value, beginning of
  year............................   $  16.12    $  14.98    $  13.95    $  13.97    $ 11.12
                                     --------    --------    --------    --------    -------
Income from investment operations:
Net investment income.............       0.38        0.33        0.28        0.16       0.14
Net realized and unrealized gain
  on investments..................       6.32        2.38        2.69        0.23       3.60
                                     --------    --------    --------    --------    -------
Total from investment
  operations......................       6.70        2.71        2.97        0.39       3.74
                                     --------    --------    --------    --------    -------
Less Distributions:
Distributions from net investment
  income..........................      (0.37)      (0.33)      (0.26)      (0.15)     (0.15)
Distributions from net realized
  capital gains...................      (3.39)      (1.24)      (1.68)      (0.26)     (0.74)
                                     --------    --------    --------    --------    -------
Total distributions...............      (3.76)      (1.57)      (1.94)      (0.41)     (0.89)
                                     --------    --------    --------    --------    -------
Net asset value, end of year......   $  19.06    $  16.12    $  14.98    $  13.95    $ 13.97
                                     ========    ========    ========    ========    =======
Total Return(1)...................      41.80%      18.22%      21.15%       2.85%     33.86%
                                     ========    ========    ========    ========    =======
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in
  000's)..........................   $434,656    $308,415    $170,969    $109,872    $68,418
Ratio of operating expenses to
  average net assets..............       0.12%       0.17%       0.14%       0.14%      0.14%
Ratio of net investment income to
  average net assets..............       2.00%       2.15%       1.92%       1.18%      1.08%
Portfolio turnover rate...........         59%         37%         57%         31%        63%
Average commissions per share(2)..   $ 0.0615    $ 0.0700          NA          NA         NA

---------------
(1) Total return represents aggregate total return for the period indicated.

(2) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.
                       --------------- 22 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 LARGE CAP VALUE PORTFOLIO
                                  --------------------------------------------------------
                                           YEAR ENDED OCTOBER 31,             PERIOD ENDED
                                  ----------------------------------------    OCTOBER 31,
                                   1997       1996       1995       1994         1993(1)
                                  -------    -------    -------    -------    ------------
Net asset value, beginning of
  period.......................   $ 11.68    $ 10.34    $ 10.62    $ 10.92      $  10.00
                                  -------    -------    -------    -------    ------------
Income from investment
  operations:
Net investment income..........      0.29       0.26       0.32       0.21          0.21
Net realized and unrealized
  gain/(loss) on investments...      3.95       1.49       1.38      (0.31)         2.06
                                  -------    -------    -------    -------    ------------
Total from investment
  operations...................      4.24       1.75       1.70      (0.10)         2.27
                                  -------    -------    -------    -------    ------------
Less Distributions:
Distributions from net
  investment income............     (0.29)     (0.27)     (0.31)     (0.20)        (0.20)
Distributions from net realized
  capital gains................     (2.34)     (0.14)     (1.67)        --         (1.15)
                                  -------    -------    -------    -------    ------------
Total distributions............     (2.63)     (0.41)     (1.98)     (0.20)        (1.35)
                                  -------    -------    -------    -------    ------------
Net asset value, end of
  period.......................   $ 13.29    $ 11.68    $ 10.34    $ 10.62      $  10.92
                                  =======    =======    =======    =======    ============
Total Return(2)................     36.55%     17.13%     16.01%     (0.91)%       23.05%
                                  =======    =======    =======    =======    ============
Ratios to average net
  assets/Supplemental data:
Net assets, end of period (in
  000's).......................   $71,177    $50,131    $15,981    $20,654      $ 13,969
Ratio of operating expenses to
  average net assets...........      0.13%      0.15%      0.20%      0.24%         0.24%(4)
Ratio of net investment income
  to average net assets........      2.10%      2.62%      2.80%      2.04%         2.47%(4)
Portfolio turnover rate........       109%       104%       227%       287%          230%
Average commissions per
  share(3).....................   $0.0622    $0.0700         NA         NA            NA

---------------
(1) The Portfolio commenced operations on December 31, 1992.

(2) Total return represents aggregate total return for the period indicated.

(3) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

(4) Annualized.

                       See Notes to Financial Statements.
                       --------------- 23 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                       INTERNATIONAL PORTFOLIO
                                      ----------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                      ----------------------------------------------------------
                                         1997         1996        1995        1994        1993
                                      ----------    --------    --------    --------    --------
Net asset value, beginning of
  year.............................   $    13.87    $  12.70    $  13.04    $  12.69    $   9.84
                                      ----------    --------    --------    --------    --------
Income from investment operations:
Net investment income..............         0.39        0.40        0.32        0.27        0.27
Net realized and unrealized gain on
  investments......................         1.89        1.29        0.23        1.50        2.98
                                      ----------    --------    --------    --------    --------
Total from investment operations...         2.28        1.69        0.55        1.77        3.25
                                      ----------    --------    --------    --------    --------
Less Distributions:
Distributions from net investment
  income...........................        (0.35)      (0.43)      (0.32)      (0.25)      (0.26)
Distributions from net realized
  capital gains....................        (0.62)      (0.04)      (0.57)      (1.16)      (0.14)
Distributions in excess of net
  realized gains...................           --       (0.05)         --       (0.01)         --
Distributions in excess of net
  investment income................        (0.07)         --          --          --          --
                                      ----------    --------    --------    --------    --------
Total distributions................        (1.04)      (0.52)      (0.89)      (1.42)      (0.40)
                                      ----------    --------    --------    --------    --------
Net asset value, end of year.......   $    15.11    $  13.87    $  12.70    $  13.04    $  12.69
                                      ==========    ========    ========    ========    ========
Total Return(1)....................        16.35%      13.47%       4.23%      14.26%      33.47%
                                      ==========    ========    ========    ========    ========
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in
  000's)...........................   $1,051,102    $643,459    $343,209    $292,513    $221,515
Ratio of operating expenses to
  average net assets...............         0.14%       0.18%       0.18%       0.16%       0.17%
Ratio of net investment income to
  average net assets...............         2.77%       3.05%       2.61%       2.11%       2.31%
Portfolio turnover rate............           15%          6%         24%         39%         34%
Average commissions per share(2)...   $   0.0332    $ 0.0200          NA          NA          NA

---------------
(1) Total return represents aggregate total return for the period indicated.

(2) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.
                       --------------- 24 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                INSTITUTIONAL INTERNATIONAL PORTFOLIO
                                         ---------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,
                                         ---------------------------------------------------
                                          1997       1996       1995       1994       1993
                                         -------    -------    -------    -------    -------
Net asset value, beginning of year....   $ 13.67    $ 12.34    $ 12.63    $ 12.00    $  9.42
                                         -------    -------    -------    -------    -------
Income from investment operations:
Net investment income.................      0.27       0.28       0.19       0.16       0.15
Net realized and unrealized
  gain/(loss) on investments..........      1.86       1.50      (0.13)      1.49       2.88
                                         -------    -------    -------    -------    -------
Total from investment operations......      2.13       1.78       0.06       1.65       3.03
                                         -------    -------    -------    -------    -------
Less Distributions:
Distributions from net investment
  income..............................     (0.22)     (0.25)     (0.18)     (0.13)     (0.14)
Distributions from net realized
  capital gains.......................     (0.61)     (0.14)     (0.17)     (0.87)     (0.31)
Distributions in excess of net
  realized capital gains..............        --      (0.06)        --      (0.02)        --
Distributions in excess of net
  investment income...................     (0.08)        --         --         --         --
                                         -------    -------    -------    -------    -------
Total distributions...................     (0.91)     (0.45)     (0.35)     (1.02)     (0.45)
                                         -------    -------    -------    -------    -------
Net asset value, end of year..........   $ 14.89    $ 13.67    $ 12.34    $ 12.63    $ 12.00
                                         =======    =======    =======    =======    =======
Total Return(1).......................     15.54%     14.46%      0.38%     13.85%     32.34%
                                         =======    =======    =======    =======    =======
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in 000's)....   $81,659    $58,390    $44,206    $17,076    $12,979
Ratio of operating expenses to
  average net assets(2)...............      0.87%      0.95%      0.93%      1.00%      1.00%
Ratio of net investment income to
  average net assets(3)...............      1.94%      2.06%      1.78%      1.29%      1.41%
Portfolio turnover rate...............        15%        10%        25%        39%        34%
Average commissions per share(4)......   $0.0341    $0.0200         NA         NA         NA

---------------
(1) Total return represents aggregate total return for the period indicated.

(2) Annualized expense ratios before waiver of fees and/or expenses reimbursed by investment advisor for the year ended October 31, 1994 and 1993 were 1.01% and 1.08%, respectively.

(3) Net investment income before waiver of fees and/or expenses reimbursed by the investment advisor for the years ended October 31, 1994 and 1993 was $0.16 and $0.14, respectively.

(4) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.
                       --------------- 25 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   EMERGING MARKETS PORTFOLIO
                                           ------------------------------------------
                                           YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                           OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                              1997           1996           1995(1)
                                           -----------    -----------    ------------
Net asset value, beginning of period....     $  9.52        $  9.73        $  10.00
                                           -----------    -----------    ------------
Income from investment operations:
Net investment income...................        0.03           0.06            0.16
Net realized and unrealized gain/(loss)
  on investments........................        0.09          (0.16)          (0.31)
                                           -----------    -----------    ------------
Total from investment operations........        0.12          (0.10)          (0.15)
                                           -----------    -----------    ------------
Less Distributions:
Distributions from net investment
  income................................       (0.02)         (0.08)          (0.12)
Distributions from net realized
  capital gains.........................       (0.57)         (0.03)             --
                                           -----------    -----------    ------------
Total distributions.....................       (0.59)         (0.11)          (0.12)
                                           -----------    -----------    ------------
Net asset value, end of period..........     $  9.05        $  9.52        $   9.73
                                           ===========    ===========    ============
Total Return(2).........................        1.01%         (0.96)%         (1.96)%
                                           ===========    ===========    ============
Ratios to average net
  assets/Supplemental data:
Net assets, end of period (in 000's)....     $95,012        $86,385        $ 27,297
Ratio of operating expenses to
  average net assets....................        1.73%          1.76%           1.81%(3)
Ratio of net investment income to
  average net assets....................        0.29%          0.80%           1.87%(3)
Portfolio turnover rate.................          94%            44%             50%
Average commissions per share(4)........     $0.0022        $0.0010              NA

---------------
(1) The Portfolio commenced operations on December 14, 1994.

(2) Total return represents aggregate total return for the period indicated.

(3) Annualized.

(4) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.
                       --------------- 26 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           GOVERNMENT CASH PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
AGENCY DISCOUNT NOTES(1) -- 20.3%
              Federal National Mortgage Association -- 5.5%
$10,000,000   5.55% due 11/17/97......................................   $  9,975,244
  5,000,000   5.55% due 11/19/97......................................      4,986,050
  5,000,000   5.55% due 11/24/97......................................      4,982,175
  5,000,000   5.95% due 1/16/98.......................................      4,942,895
                                                                         ------------
                                                                           24,886,364
                                                                         ------------
              Federal Farm Credit Bank -- 11.1%
 50,000,000   5.55% due 11/3/97.......................................     49,984,305
                                                                         ------------
              Federal Home Loan Bank -- 3.7%
  5,000,000   6.35% due 3/10/98.......................................      4,903,071
  5,000,000   6.35% due 3/11/98.......................................      4,902,500
  1,000,000   5.01% due 3/11/98.......................................        997,459
  3,000,000   5.71% due 10/1/98.......................................      2,999,725
  3,000,000   5.70% due 10/23/98......................................      2,998,303
                                                                         ------------
                                                                           16,801,058
                                                                         ------------
              TOTAL AGENCY DISCOUNT NOTES
                (Cost $91,671,727)....................................     91,671,727
                                                                         ------------
AGENCY NOTES -- 15.7%
  1,000,000   Federal National Mortgage Association
                9.55% due 11/10/97....................................      1,000,851
  5,000,000   Federal Home Loan Bank Floater
                5.29% due 12/10/97....................................      4,999,794
  5,000,000   Federal National Mortgage Association Medium-Term Note
                5.51% due 2/24/98.....................................      4,999,262
 10,000,000   Federal Home Loan Bank
                5.70% due 2/25/98.....................................     10,000,000
  5,000,000   Student Loan Marketing Association Floater
                5.36% due 3/19/98.....................................      5,000,000
  1,000,000   Private Expenditure Funding
                5.75% due 4/30/98.....................................      1,000,131
  3,000,000   Federal National Mortgage Association
                8.15% due 5/11/98.....................................      3,037,707

                       See Notes to Financial Statements.
                       --------------- 27 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           GOVERNMENT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
AGENCY NOTES -- (CONTINUED)
$ 3,000,000   Student Loan Marketing Association
                5.75% due 6/30/98.....................................   $  3,000,694
  8,000,000   Aid Israel
                4.875% due 9/15/98....................................      7,944,316
  5,000,000   Federal Home Loan Bank
                5.80% due 9/18/98.....................................      5,003,344
 10,000,000   Federal National Mortgage Association
                5.91% due 10/16/98....................................     10,011,633
 10,000,000   Federal Home Loan Bank
                5.792% due 10/23/98...................................     10,004,584
  5,000,000   Student Loan Marketing Association
                5.83% due 10/29/98....................................      5,004,762
                                                                         ------------
              TOTAL AGENCY NOTES
                (Cost $71,007,078)....................................     71,007,078
                                                                         ------------
REPURCHASE AGREEMENTS(2) -- 64.0%
 15,000,000   Agreement with Bear Stearns & Co., 5.52% dated 10/3/97
                to be repurchased at $15,071,300 on 11/3/97,
                collateralized by: $15,389,703 Federal National
                Mortgage Association #93-192 FB
                6.54% due 10/25/08....................................     15,000,000
 15,000,000   Agreement with Bear Stearns & Co., 5.55% dated 8/8/97 to
                be repurchased at $15,208,125 on 11/6/97,
                collateralized by: $15,536,872 Federal Home Loan
                Mortgage Corp. #1951 F
                6.29% due 10/15/24....................................     15,000,000
 15,000,000   Agreement with Bear Stearns & Co., 5.54% dated 10/7/97
                to be repurchased at $15,143,117 on 12/8/97,
                collateralized by: $15,546,030 Federal Home Loan
                Mortgage Corp. #1487 O
                6.44% due 3/15/23.....................................     15,000,000
 15,000,000   Agreement with Bear Stearns & Co., 5.54% dated 10/9/97
                to be repurchased at $15,145,425 on 12/11/97,
                collateralized by: $15,290,549 Federal National
                Mortgage Association #1487 O
                6.19% due 8/25/20,
                $240,403 Federal National Mortgage Association #92-172
                FA
                6.59% due 2/25/21.....................................     15,000,000

                       See Notes to Financial Statements.
                       --------------- 28 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           GOVERNMENT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
REPURCHASE AGREEMENTS -- (CONTINUED)
$10,000,000   Agreement with Bear Stearns & Co., 5.55% dated 10/3/97
                to be repurchased at $10,140,292 on 1/2/98,
                collateralized by: $10,338,731 Federal National
                Mortgage Association #92-172 FA
                6.29% due 2/25/21.....................................   $ 10,000,000
 22,000,000   Agreement with Merrill Lynch, 5.73% dated 10/31/97 to be
                repurchased at $22,010,505 on 11/3/97, collateralized
                by: $22,558,788 Federal Home Loan Mortgage Corp.
                #390381
                5.73% due 2/1/37......................................     22,000,000
 12,000,000   Agreement with Nomura Securities International, 5.72%
                dated 10/31/97 to be repurchased at $12,005,740 on
                11/3/97, collateralized by: $12,317,740 Federal Home
                Loan Mortgage Corp. #1534
                7.57% due 1/1/27......................................     12,000,000
 10,000,000   Agreement with Nomura Securities International, 5.56%
                dated 10/21/97 to be repurchased at $10,046,333 on
                11/20/97, collateralized by: $10,200,897 Federal
                National Mortgage Association #96-7 A
                7.037% due 8/25/10....................................     10,000,000
 27,685,121   Agreement with Prudential Securities, Inc., 5.71% dated
                10/31/97 to be repurchased at $27,698,295 on 11/3/97,
                collateralized by: $28,385,875 Federal National
                Mortgage Association #313579
                6.27% due 5/1/27......................................     27,685,121
 15,000,000   Agreement with Prudential Securities, Inc., 5.54% dated
                10/3/97 to be repurchased at $15,138,500 on 12/2/97,
                collateralized by: $15,550,375 Federal Home Loan
                Mortgage Corp. #390381
                6.08% due 2/1/27......................................     15,000,000
 15,000,000   Agreement with Prudential Securities, Inc., 5.54% dated
                10/6/97 to be repurchased at $15,136,192 on 12/4/97,
                collateralized by: $15,550,375 Federal Home Loan
                Mortgage Corp. #390381
                6.08% due 2/1/27......................................     15,000,000
 15,000,000   Agreement with Prudential Securities, Inc., 5.54% dated
                10/14/97 to be repurchased at $15,073,867 on 12/10/97,
                collateralized by: $15,549,698 Federal Home Loan
                Mortgage Corp. #845471
                7.82% due 10/1/23.....................................     15,000,000

                       See Notes to Financial Statements.
                       --------------- 29 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           GOVERNMENT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
REPURCHASE AGREEMENTS -- (CONTINUED)
$15,000,000   Agreement with Smith Barney, Inc., 5.53% dated 10/7/97 to be repurchased at $15,082,950 on 11/12/97, collateralized by:
                $10,796,355 Federal National Mortgage Association #92-23 PG
                6.50% due 2/25/14,
                $4,727,777 Federal Home Loan Mortgage Corp. #1492 FA
                6.29% due 9/15/21.....................................   $ 15,000,000
 15,000,000   Agreement with Smith Barney, Inc., 5.53% dated 10/9/97 to be repurchased at $15,080,500 on 11/13/97, collateralized by:
                $13,385,134 Federal Home Loan Mortgage Corp. #1492 FA
                6.290% due 9/15/21,
                $2,001,889 Federal National Mortgage Association
                #94-81 FB
                7.14% due 5/25/23.....................................     15,000,000
 15,000,000   Agreement with Smith Barney, Inc., 5.57% dated 9/2/97 to be repurchased at $15,201,912 on 11/28/97, collateralized by:
                $15,568,135 Federal National Mortgage Association
                #93-164 F
                6.03% due 9/25/08.....................................     15,000,000
 15,000,000   Agreement with Smith Barney, Inc., 5.53% dated 10/9/97 to be repurchased at $15,073,733 on 12/10/97, collateralized by:
                $15,601,320 Federal National Mortgage Association #93-17 PF
                6.24% due 1/25/21.....................................     15,000,000
 10,000,000   Agreement with Smith Barney, Inc., 5.56% dated 10/3/97 to be repurchased at $10,046,333 on 1/2/98, collateralized by:
                $10,513,690 Federal Home Loan Mortgage Corp. #390322
                6.11% due 12/1/22.....................................     10,000,000
 10,000,000   Agreement with Smith Barney, Inc., 5.64% dated 10/23/97 to be repurchased at $10,065,800 on 1/21/98, collateralized by:
                $10,346,576 Federal Home Loan Mortgage Corp. #390339
                6.100% due 8/1/34,
                $131,392 Federal National Mortgage Association #183051
                7.52% due 10/1/22.....................................     10,000,000
 22,000,000   Agreement with Union Bank of Switzerland Securities,
                5.75% dated 10/31/97 to be repurchased at $22,010,542
                on 11/3/97, collateralized by: $22,560,888 Federal
                Home Loan Mortgage Corp. #1969 PL
                6.50% due 12/15/09....................................     22,000,000
                                                                         ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $288,685,121)...................................    288,685,121
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 30 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           GOVERNMENT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

                                                                            VALUE
                                                                         ------------
TOTAL INVESTMENTS (Cost $451,363,926(3))....................    100.1%   $451,363,926

LIABILITIES IN EXCESS OF OTHER ASSETS.......................     (0.1)       (326,388)
                                                               ------    ------------

NET ASSETS..................................................    100.0%   $451,037,538
                                                               ======    ============

NET ASSET VALUE ($451,037,538 DIVIDED BY 451,001,897 SHARES
  OUTSTANDING)..............................................             $       1.00
                                                                         ============

---------------
(1) Rate represents annualized discount yield at date of purchase.

(2) Market value disclosed for collateral on repurchase agreements is at October 31, 1997. The term repurchase agreements are subject to a seven-day demand feature.

(3) Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.
                       --------------- 31 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES(1) -- 91.1%
              DAILY VARIABLE/FLOATING RATE NOTES -- 32.4%
$    900,000  Beltrami County, MN, Environmental Control Revenue,
                Northwood Panelboard, (LOC Union Bank of Switzerland),
                3.95% due 11/3/97.....................................   $     900,000
   4,200,000  Delaware County, PA, Industrial Development Authority,
                Airport Facilities Revenue, United Parcel Service
                Project,
                4.00% due 11/3/97.....................................       4,200,000
   5,800,000  Delta County, MI, Economic Development Corporation,
                Environmental Improvement Revenue, Mead Escanaba Paper
                Project, Series C, (LOC Bank of Nova Scotia),
                3.95% due 11/3/97.....................................       5,800,000
   4,200,000  East Baton Rouge Parish, LA, Pollution Control Revenue,
                Exxon Project,
                3.95% due 11/3/97.....................................       4,200,000
     600,000  Grapevine, TX, Industrial Development Corporation
                Multiple Mode Demand Revenue, American Airlines, Inc.
                Project, Series A1,
                4.05% due 11/3/97.....................................         600,000
     900,000  Grapevine, TX, Industrial Development Corporation
                Multiple Mode Demand Revenue, American Airlines, Inc.
                Project, B-4,
                4.05% due 11/3/97.....................................         900,000
   1,300,000  Hapeville, GA, Development Authority, Industrial
                Development Revenue, Hapeville Hotel Limited, (LOC
                Deutsche Bank A.G.),
                4.00% due 11/3/97.....................................       1,300,000
   1,400,000  Harris County, TX, Health Facilities, Development
                Corporation Revenue, Texas Medical Center, (MBIA
                Insured),
                3.95% due 11/3/97.....................................       1,400,000
   2,600,000  Harris County, TX, Health Facilities, Development
                Corporation Revenue, Saint Luke's Episcopal Hospital, A,
                4.05% due 11/3/97.....................................       2,600,000
   2,500,000  Lehigh Valley, PA, General Purpose Authority Revenue,
                Lehigh Valley Hospital, Series A, (AMBAC Insured),
                4.00% due 11/3/97.....................................       2,500,000

                       See Notes to Financial Statements.
                       --------------- 32 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  1,500,000  Lincoln County, WY, Pollution Control Revenue, Exxon
                Project, Series A,
                3.95% due 11/3/97.....................................   $   1,500,000
   4,000,000  Lincoln County, WY, Pollution Control Revenue, Exxon
                Project, Series C,
                3.95% due 11/3/97.....................................       4,000,000
   1,300,000  Lone Star, TX, Airport Improvement Authority, Multiple Mode
                Demand Revenue, American Airlines, Inc. Project,
                Series A-4, (LOC Royal Bank of Canada),
                4.05% due 11/3/97.....................................       1,300,000
   1,900,000  Lone Star, TX, Airport Improvement Authority, Multiple Mode
                Demand Revenue, American Airlines, Inc. Project,
                Series A-5, (LOC Royal Bank of Canada),
                4.05% due 11/3/97.....................................       1,900,000
   1,000,000  Lone Star, TX, Airport Improvement Authority, Multiple Mode
                Demand Revenue, American Airlines, Inc. Project, Series B-2,
                (LOC Royal Bank of Canada),
                4.05% due 11/3/97.....................................       1,000,000
   1,400,000  Los Angeles, CA, Regional Airports Improvement
                Corporation, Lease Revenue American Airlines, Los
                Angeles International A, (LOC Wachovia Bank of
                Georgia),
                4.05% due 11/3/97.....................................       1,400,000
   1,300,000  Los Angeles, CA, Regional Airports Improvement
                Corporation, Lease Revenue American Airlines, Los
                Angeles International F, (LOC Wachovia Bank of
                Georgia),
                4.05% due 11/3/97.....................................       1,300,000
     600,000  Los Angeles, CA, Regional Airports Improvement
                Corporation, Lease Revenue American Airlines, Los
                Angeles International G, (LOC Wachovia Bank of
                Georgia),
                4.05% due 11/3/97.....................................         600,000
   2,000,000  Los Angeles, CA, Regional Airports Improvement
                Corporation, Lease Revenue Sublease, Los Angeles
                International, Lax 2, (LOC Societe Generale),
                4.05% due 11/3/97.....................................       2,000,000
   1,000,000  Louisiana Public Facilities Authority Revenue,
                Industrial Development, Kenner Hotel Ltd., (LOC
                Deutsche Bank A.G.),
                4.00% due 11/3/97.....................................       1,000,000

                       See Notes to Financial Statements.
                       --------------- 33 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  2,100,000  Massachusetts State, General Obligation Unlimited,
                Series B, (LOC National Westminster),
                4.00% due 11/3/97.....................................   $   2,100,000
   1,800,000  Metropolitan Nashville Airport Authority Special
                Facilities Revenue, American Airlines, Inc. Project,
                Series A,
                4.05% due 11/3/97.....................................       1,800,000
   4,300,000  New Jersey Economic Development Authority, Water
                Facilities Revenue, United Water NJ Incorporated
                Project-B, (AMBAC Insured),
                3.90% due 11/3/97.....................................       4,300,000
   3,300,000  New York, NY, General Obligation Unlimited, Series A-5,
                (LOC Kredietbank N.V.),
                4.00% due 11/3/97.....................................       3,300,000
     600,000  New York, NY, General Obligation Unlimited, Series B,
                Subseries B7, (AMBAC Insured),
                4.00% due 11/3/97.....................................         600,000
   1,100,000  New York, NY, General Obligation Unlimited, Subseries
                A-10, (AMBAC Insured),
                3.65% due 11/3/97.....................................       1,100,000
   2,415,000  New York, NY, General Obligation Unlimited, Subseries
                A8, (Morgan Guaranty Trust Insured),
                4.00% due 11/3/97.....................................       2,415,000
     900,000  New York, NY, General Obligation Unlimited, Series B,
                (FGIC Insured),
                3.65% due 11/3/97.....................................         900,000
   2,300,000  New York, NY, General Obligation Unlimited, Series B,
                Subseries B4, (MBIA Insured),
                4.00% due 11/3/97.....................................       2,300,000
   2,500,000  New York, NY, City Municipal Water Finance Authority,
                Water & Sewer Systems Revenue, Series C, (FGIC
                Insured),
                4.00% due 11/3/97.....................................       2,500,000
     700,000  New York State Energy Research and Development
                Authority, Pollution Control Revenue, Niagara Mohawk
                Power, Series A, (LOC Toronto Dominion Bank),
                3.90% due 11/3/97.....................................         700,000

                       See Notes to Financial Statements.
                       --------------- 34 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  5,255,000  New York State Energy Research and Development
                Authority, Pollution Control Revenue, New York State
                Electric & Gas-C, (LOC Morgan Guaranty Trust),
                3.70% due 11/3/97.....................................   $   5,255,000
   3,800,000  New York State Energy Research and Development
                Authority, Pollution Control Revenue, New York State
                Electric & Gas-D, (LOC Union Bank of Switzerland),
                3.95% due 11/3/97.....................................       3,800,000
   2,800,000  North Carolina Medical Care Community Hospital Revenue,
                Pooled Financing Project, Series B, (LOC First Union
                Bank),
                4.05% due 11/3/97.....................................       2,800,000
   3,200,000  Orange County, CA, Water District, Certificates of
                Participation, Project B, (LOC National Westminster Pl),
                3.90% due 11/3/97.....................................       3,200,000
   2,700,000  Peninsula Port Authority, Virginia Coal Terminal Revenue,
                Dominion Terminal Associates Project -- C, (LOC
                National Westminster),
                4.00% due 11/3/97.....................................       2,700,000
   3,300,000  Platte County, WY, Pollution Control Revenue, Tri-State
                General & Transportation, Series A, (LOC Societe
                Generale),
                3.95% due 11/3/97.....................................       3,300,000
   2,100,000  Saint Mary's Hospital Authority, Langhorne, PA, Hospital
                Revenue, Franciscan Health System C, (LOC Toronto
                Dominion Bank),
                4.00% due 11/3/97.....................................       2,100,000
   2,085,000  South Carolina Jobs Economic Development Authority,
                Economic Development, Saint Francis Hospital, (LOC
                Chase Manhattan Bank),
                4.05% due 11/3/97.....................................       2,085,000
   2,800,000  Stevenson, AL, Industrial Development Board
                Environmental Improvement Revenue, Mead Corporation
                Project, (LOC Credit Suisse First Boston),
                4.05% due 11/3/97.....................................       2,800,000
     500,000  Wilmington, DE, Hospital Revenue, Franciscan Health
                System, Series B, (LOC Toronto Dominion Bank),
                4.05% due 11/3/97.....................................         500,000
                                                                         -------------
              TOTAL DAILY VARIABLE/FLOATING RATE NOTES
                (Cost $90,955,000)....................................      90,955,000
                                                                         -------------

                       See Notes to Financial Statements.
                       --------------- 35 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
              WEEKLY VARIABLE/FLOATING RATE NOTES -- 58.7%
$  1,300,000  Alabama Special Care Facilities, Finance Authority,
                Montgomery Hospital Revenue, (FGIC Insured),
                3.65% due 11/5/97.....................................   $   1,300,000
   8,200,000  Burke County, GA, Development Authority Pollution
                Control Revenue, Oglethorpe Power Corp. Project,
                Series A, (FGIC Insured),
                3.60% due 11/5/97.....................................       8,200,000
     800,000  California Health Facilities, Financing Authority Revenue,
                Children's Hospital Project, (MBIA Insured),
                3.35% due 11/6/97.....................................         800,000
   1,180,000  Chicago, IL, O'Hare International Airport Revenue,
                General Airport 2nd Lien -- A, (LOC Societe Generale),
                3.65% due 11/5/97.....................................       1,180,000
   1,000,000  Clayton County, GA, Housing Authority, Multi-Family
                Housing Revenue, (LOC Barclays Bank PLC),
                3.65% due 11/5/97.....................................       1,000,000
   1,100,000  Clayton County, GA, Housing Authority, Multi-Family
                Housing Revenue, (LOC Barclays Bank PLC),
                3.65% due 11/5/97.....................................       1,100,000
   7,300,000  Colorado Health Facilities, Authority Revenue, Sisters
                of Charity Health, Series A,
                3.60% due 11/6/97.....................................       7,300,000
     650,000  Colorado Student Obligation Board Authority, Student
                Loan Revenue, Series C-1, (LOC Student Loan Marketing P
                Association),
                3.60% due 11/5/97.....................................         650,000
     900,000  Colorado Student Obligation Board Authority, Student
                Loan Revenue, Series C-2, (LOC Student Loan Marketing
                Association),
                3.60% due 11/5/97.....................................         900,000
   1,700,000  Colton, CA, Redevelopment Agency, Multi-Family Revenue,
                Issue A, (LOC Federal Home Loan Bank),
                3.15% due 11/4/97.....................................       1,700,000
   4,000,000  Dauphin County, PA, General Authority Revenue,
                School District Pooled Financing Program II (AMBAC
                Insured),
                3.75% due 11/5/97.....................................       4,000,000

                       See Notes to Financial Statements.
                       --------------- 36 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  5,000,000  Emmaus, PA, General Authority Revenue, (FSA Insured),
                3.85% due 11/5/97.....................................   $   5,000,000
     600,000  Fairfax County, VA, Industrial Development Authority
                Revenue, Fairfax Hospital System -- C, (LOC Credit Suisse),
                3.60% due 11/5/97.....................................         600,000
   2,000,000  Gloucester County, NJ, Industrial Pollution Control,
                Financing Authority Revenue, Mobil Oil Refining
                Company Project,
                3.35% due 11/5/97.....................................       2,000,000
   1,400,000  Hampton Roads, VA, Regional Jail Authority, Regional
                Jail Facility Revenue, Series B, (LOC Wachovia Bank),
                3.60% due 11/5/97.....................................       1,400,000
   9,300,000  Hawaii Housing Authority, Multi-Family Housing Revenue,
                Tropicana West Project, Series A, (LOC Federal Home
                Loan Bank),
                3.75% due 11/4/97.....................................       9,300,000
   2,800,000  Illinois Health Facilities Authority Revenue, Decatur
                Memorial Hospital, Project -- A,
                3.70% due 11/5/97.....................................       2,800,000
     700,000  Illinois Health Facilities Authority Revenue, Swedish
                Covenant Hospital Project, (AMBAC Insured),
                3.65% due 11/5/97.....................................         700,000
   4,600,000  Illinois Health Facilities Authority Revenue, SSM Health
                Care, Project -- A, (LOC Rabobank Nederland),
                3.75% due 11/5/97.....................................       4,600,000
   1,100,000  Indianapolis, IN, Industrial Multi-Family Revenue, Canal
                Square Project, (LOC Societe Generale),
                3.65% due 11/5/97.....................................       1,100,000
   2,100,000  Iowa Higher Education Loan Authority, Private College
                Facilities Revenue, (MBIA Insured),
                3.65% due 11/5/97.....................................       2,100,000
   1,000,000  Knox County, TN, Industrial Development Board,
                Industrial Revenue, Professional Plaza LTD Project,
                (LOC Credit Suisse),
                3.65% due 11/5/97.....................................       1,000,000
   5,000,000  Los Angeles County, CA, Pension Obligation, Series C,
                (AMBAC Insured),
                3.40% due 11/5/97.....................................       5,000,000

                       See Notes to Financial Statements.
                       --------------- 37 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  4,300,000  Louisiana Public Facilities Authority Revenue,
                Multi-Family Mortgage, (General Electric Capital
                Guaranty Insured),
                3.60% due 11/5/97.....................................   $   4,300,000
   3,265,000  Maine State Health & Higher Educational Facilities
                Authority Revenue, VHA New England Project, Series G,
                (AMBAC Insured),
                3.65% due 11/5/97.....................................       3,265,000
   1,100,000  Massachusetts State Health & Educational Facilities
                Authority Revenue, Capital Asset Project, Series G-1,
                (MBIA Insured),
                3.40% due 11/5/97.....................................       1,100,000
   8,900,000  Massachusetts State Health & Educational Facilities
                Authority Revenue, Amherst College, Series F,
                3.55% due 11/6/97.....................................       8,900,000
   5,000,000  Massachusetts State Industrial Finance Agency Resource
                Recovery Revenue, Ogden Haverhill Project, Series A,
                3.50% due 11/5/97.....................................       5,000,000
   1,000,000  Metropolitan Government, Nashville & Davidson County,
                TN, Health & Education Board Revenue, Series A, (LOC
                Barclays Bank),
                3.65% due 11/5/97.....................................       1,000,000
   1,300,000  Michigan State Strategic Fund Industrial Development
                Revenue, Allen Group Project, (LOC Dresdner Bank,
                A.G.),
                3.55% due 11/5/97.....................................       1,300,000
   2,000,000  Missouri State Health & Educational Facilities Authority
                Revenue, SSM Health Care Project, Series C, (MBIA
                Insured),
                3.65% due 11/5/97.....................................       2,000,000
   4,600,000  Missouri State Health & Educational Facilities Authority
                Revenue, SSM Health Care Project, Series A, (LOC
                Rabobank Nederland),
                3.75% due 11/5/97.....................................       4,600,000
   5,000,000  Moffat County, CO, Pollution Control Revenue,
                Fixed Colorado United Electric, (AMBAC Insured),
                3.70% due 11/5/97.....................................       5,000,000
   5,500,000  Montgomery County, MD, Housing Opportunity Commission,
                Multi-Family,
                3.75% due 11/5/97.....................................       5,500,000

                       See Notes to Financial Statements.
                       --------------- 38 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  1,500,000  Mountain View, CA, Multi-Family Housing Revenue,
                Mariposa, A, (FGIC Insured),
                3.35% due 11/6/97.....................................   $   1,500,000
     600,000  New Hampshire Higher Educational & Health Facilities
                Authority Revenue, VHA New England Inc. Project,
                Series C, (AMBAC Insured),
                3.65% due 11/5/97.....................................         600,000
     500,000  New Hampshire Higher Educational & Health Facilities
                Authority Revenue, VHA New England Inc. Project,
                Series E, (AMBAC Insured),
                3.45% due 11/5/97.....................................         500,000
   4,200,000  New Jersey State Turnpike Authority, Series D, (FGIC
                Insured),
                3.25% due 11/5/97.....................................       4,200,000
   1,400,000  New York State Medical Care Facilities Finance Agency
                Revenue, Lenox Hill Hospital, Series A, (LOC Chase
                Manhattan Bank),
                3.60% due 11/5/97.....................................       1,400,000
   5,650,000  Port Kalama, WA, Public Corporation Port, Conagra
                Incorporated Project, (LOC Morgan Guaranty Trust),
                3.55% due 11/5/97.....................................       5,650,000
     364,500  Puerto Rico Commonwealth Highway & Transportation
                Authority Revenue, Series X, (LOC Union Bank of
                Switzerland),
                3.35% due 11/5/97.....................................         364,500
     400,000  Rapides Parish, LA, Industrial Development Board,
                Pollution Control Revenue, Central Louisiana Electric
                Company Project, (LOC West Deutsche Landesbank),
                3.60% due 11/5/97.....................................         400,000
   1,100,000  Saint Charles, IL, Industrial Development Revenue,
                Pier 1 Imports, Midwest Project, (LOC National
                Westminster),
                3.75% due 11/5/97.....................................       1,100,000
   1,200,000  Savannah, GA, Port Authority, Pier 1 Imports, Southeast,
                (LOC National Westminster),
                3.75% due 11/5/97.....................................       1,200,000
   3,300,000  Simi Valley, CA, Community Development Agency,
                Multi-Family, Series 1985, Issue A,
                3.25% due 11/4/97.....................................       3,300,000

                       See Notes to Financial Statements.
                       --------------- 39 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$  5,000,000  Utah State Board of Regents, Student Loan Revenue,
                Series B, (AMBAC Insured),
                3.60% due 11/5/97.....................................   $   5,000,000
   6,000,000  Valdez, AK, Marine Terminal Revenue, Mobile Alaska
                Pipeline Project, Series A,
                3.65% due 11/5/97.....................................       6,000,000
   2,700,000  Vermont Educational & Health Buildings Financing Agency,
                VHA New England Project, Series E, (AMBAC Insured),
                3.65% due 11/5/97.....................................       2,700,000
   2,600,000  Vermont Educational & Health Buildings Financing Agency,
                VHA New England Project, Series F, (AMBAC Insured),
                3.65% due 11/5/97.....................................       2,600,000
     300,000  Vermont Educational & Health Buildings Financing Agency,
                VHA New England Project, Series G, (AMBAC Insured),
                3.65% due 11/5/97.....................................         300,000
   7,200,000  Wake County, NC, Industrial Facilities & Pollution
                Control Financing Authority, Carolina Power & Light
                Co. Project, Series A, (LOC Credit Suisse),
                3.65% due 11/5/97.....................................       7,200,000
   6,150,000  Washington State Housing Finance Commission,
                Multi-Family Mortgage Revenue, Pacific First Federal
                Project, Series A,
                3.70% due 11/5/97.....................................       6,150,000
   1,500,000  Washington State General Obligation Revenue, Series VR
                96A
                3.55% due 11/5/97.....................................       1,500,000
   4,200,000  Wisconsin State Health Facilities Authority Revenue,
                Hospital Sisters Obligation Project, Series G, (MBIA
                Insured),
                3.65% due 11/5/97.....................................       4,200,000
   3,400,000  York County, PA, Industrial Development Authority,
                Pollution Control Revenue, Public Service Electric &
                Gas Project, Series A, (MBIA Insured),
                3.50% due 11/5/97.....................................       3,400,000
                                                                         -------------
              TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
                (Cost $164,959,500)...................................     164,959,500
                                                                         -------------
              TOTAL VARIABLE/FLOATING RATE NOTES
                (Cost $255,914,500)...................................     255,914,500
                                                                         -------------

                       See Notes to Financial Statements.
                       --------------- 40 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

    FACE
   AMOUNT                                                                    VALUE
------------                                                             -------------
PUT OPTION BOND(2) -- 0.7%
$  2,000,000  Massachusetts Bay Transportation Authority, General
                Transportation System, Series 1984, Issue A, (LOC
                State Street Bank & Trust),
                3.75% due 3/1/98
                (Cost $2,000,000).....................................   $   2,000,000
                                                                         -------------
FIXED-RATE BONDS -- 8.0%
   1,000,000  Allegheny County, PA, General Obligation Unlimited,
                Series C-36,
                6.38% due 12/1/97.....................................       1,002,212
   3,075,000  Davis County, UT, School District, General Obligation
                Unlimited,
                4.25% due 6/1/98......................................       3,083,620
   1,000,000  Fairfax County, VA, General Obligation Unlimited,
                Series A,
                6.50% due 4/1/98......................................       1,030,732
     750,000  Greater Detroit Resource Recovery Authority, Michigan
                Revenue, Series A, (AMBAC Insured),
                4.00% due 12/13/97....................................         749,915
   1,000,000  Houston, TX, Water System Revenue,
                7.40% due 12/1/97.....................................       1,022,838
   1,365,000  Kentucky Local Correctional Facilities Construction
                Authority Revenue, Pre-refunded 11/1/97 @ $102,
                7.00% due 11/1/97.....................................       1,392,380
   1,375,000  North East Independent School District, TX, General
                Obligation Unlimited, (PSFG Insured),
                7.00% due 2/1/98......................................       1,385,720
   3,000,000  Pennsylvania State University, University Project Notes,
                Series A,
                4.50% due 11/25/97....................................       3,001,273
   3,000,000  Riverside County, CA, Certificates of Participation,
                1997 Lease Reference Project, (MBIA Insured),
                4.25% due 11/1/97.....................................       1,705,003
   2,000,000  San Antonio, TX, Electric & Gas Revenue Improvement,
                (FGIC Insured),
                8.00% due 2/1/98......................................       2,060,850
   6,000,000  Texas State Tax & Revenue Anticipation Notes, Series A,
                4.75% due 8/31/98.....................................       6,043,624
                                                                         -------------
              TOTAL FIXED-RATE BONDS
                (Cost $22,478,167)....................................      22,478,167
                                                                         -------------

                       See Notes to Financial Statements.
                       --------------- 41 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

                                                                            VALUE
                                                                         ------------
TOTAL INVESTMENTS (Cost $280,392,667(3))....................     99.8%   $280,392,667

OTHER ASSETS IN EXCESS OF LIABILITIES.......................      0.2         557,070
                                                               ------    ------------

NET ASSETS..................................................    100.0%   $280,949,737
                                                               ======    ============

NET ASSET VALUE ($280,949,737 DIVIDED BY 281,024,470 SHARES
  OUTSTANDING)..............................................             $       1.00
                                                                         ============

---------------
(1) Dates shown are coupon reset dates. Rates shown are the most recent rates as of October 31, 1997.

(2) Dates shown are put dates.

(3) Aggregate cost for federal tax purposes.

ABBREVIATIONS:

AMBAC   -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance Inc.
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PSFG -- Public School Funding Group


                       See Notes to Financial Statements.
                       --------------- 42 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                          CORE FIXED INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
MORTGAGE-BACKED SECURITIES(1) -- 45.7%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.2%
$   775,661   #L90062 5.50% due 12/1/98...............................   $    770,992
    549,039   #M18006 5.50% due 5/1/98................................        547,008
    751,329   #M90187 5.50% due 7/1/98................................        748,550
  3,150,893   #M90329 5.50% due 4/1/99................................      3,131,925
    397,260   #292264 6.50% due 12/1/02...............................        408,599
  3,051,833   #E51430 6.50% due 9/1/08................................      3,062,118
    428,916   #180738 7.00% due 9/1/11................................        435,972
  2,441,902   #D78677 8.00% due 3/1/27................................      2,535,000
    231,489   #160053 8.00% due 7/1/08................................        240,108
  1,408,987   #181889 8.00% due 1/1/11................................      1,452,990
  1,206,114   #555004 8.00% due 7/1/11................................      1,243,782
    962,832   #186359 8.25% due 12/1/09...............................        996,830
    962,714   #282089 8.25% due 4/1/07................................        996,708
    671,059   #186361 8.50% due 12/1/08...............................        699,956
    277,130   #251738 8.50% due 7/1/09................................        289,063
    935,368   #297954 8.50% due 5/1/05................................        964,608
    500,564   #258424 9.50% due 11/1/09...............................        533,802
                                                                         ------------
                                                                           19,058,011
                                                                         ------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 38.5%
  3,834,852   #313816 6.00% due 11/25/27..............................      3,793,052
 12,096,464   #313817 6.00% due 11/25/27..............................     11,956,145
  2,121,939   #44174 6.50% due 11/1/03................................      2,112,264
  2,560,965   #313815 6.50% due 11/25/27..............................      2,573,770
  7,517,401   #73829 6.565% due 12/1/03...............................      7,618,417
  5,700,000   #73924 6.585% due 2/1/07................................      5,762,344
  6,563,921   #73927 6.62% due 1/1/04.................................      6,674,688
  4,552,772   #73828 6.81% due 12/1/06................................      4,666,592
  3,480,481   #73954 6.851% due 2/1/07................................      3,564,231
  3,477,699   #73905 6.91% due 1/1/07.................................      3,590,725
  4,419,762   #73917 6.95% due 1/1/07.................................      4,573,073

                       See Notes to Financial Statements.
                       --------------- 43 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                          CORE FIXED INCOME PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$ 2,905,097   #80290 7.25% due 6/1/98.................................   $  2,909,183
  1,247,501   #313808 7.50% due 11/25/27..............................      1,285,675
  6,553,675   #393877 7.50% due 7/1/27................................      6,715,470
  1,664,217   #395680 7.50% due 8/1/27................................      1,705,303
  1,479,284   #398674 7.50% due 9/1/27................................      1,515,804
    656,031   #313804 8.00% due 11/25/27..............................        687,192
  5,027,295   #313805 8.00% due 11/25/27..............................      5,228,387
  2,472,852   #373328 8.00% due 3/1/27................................      2,566,357
  6,513,848   #390895 8.00% due 6/1/27................................      6,760,153
  2,371,671   #395715 8.00% due 8/1/27................................      2,461,350
  9,085,206   #397602 8.00% due 8/1/27................................      9,428,740
  1,682,136   #21352 8.25% due 1/1/07.................................      1,741,365
    807,056   #313798 9.00% due 11/25/27..............................        864,599
  1,316,388   #313795 9.50% due 11/25/27..............................      1,420,053
    543,637   #313796 9.50% due 11/25/27..............................        591,205
                                                                         ------------
                                                                          102,766,137
                                                                         ------------
              TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $119,988,256).....................................    121,824,148
                                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.0%
 13,161,000   FNR #1992-47 H 5.00% due 2/25/07........................     12,585,206
    345,229   FNR #1993-190 B 5.25% due 6/25/04.......................        343,824
    539,523   FNR #1993-29 PD 5.50% due 5/25/16.......................        537,328
  9,597,608   FHR #1585 K 6.500% due 9/15/23..........................      9,372,664
  7,500,000   FHR #1590 H 6.500% due 11/15/22.........................      7,537,500
 17,680,000   FNR #1994-36 J 6.500% due 6/25/23.......................     17,740,642
                                                                         ------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $46,515,357)......................................     48,117,164
                                                                         ------------
ASSET-BACKED SECURITY -- 1.9%
  5,000,000   #1997-1 A7 EQCC 7.12% due 5/15/28.......................      5,156,250
                                                                         ------------
              TOTAL ASSET-BACKED SECURITY
              (Cost $4,997,280).......................................      5,156,250
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 44 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                          CORE FIXED INCOME PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
INTEREST-ONLY SECURITIES(2) -- 4.6%
$43,350,255   UAC #97-B I 1.85% due 4/10/01...........................   $    948,287
  3,846,153   FNR #93-135 PI 6.50% due 7/25/08........................      1,288,461
  1,290,000   FHR #1529 JB 7.00% due 3/15/06..........................        317,259
  2,677,825   FHG #16 PQ 7.00% due 4/25/21............................        497,908
  7,900,000   FHR #1611 L 7.00% due 11/15/23..........................      3,300,719
  2,661,107   FNR #1997-40 PK 7.00% due 7/18/19.......................        415,798
  3,203,817   FHR #1966 PL 7.50% due 6/15/15..........................        462,050
  5,824,892   FHR #1970 PN 7.50% due 6/15/15..........................        899,218
 11,000,000   FNR #1997-43 PI 8.00% due 7/18/17.......................      4,118,125
                                                                         ------------
              TOTAL INTEREST-ONLY SECURITIES
              (Cost $13,206,567)......................................     12,247,825
                                                                         ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 8.9%
              GOVERNMENT AGENCY DEBENTURES -- 8.5%
  4,800,000   Federal Home Loan Mortgage Corp. 7.125% due 11/18/02....      5,040,000
  5,000,000   Federal National Mortgage Association 5.90% due
                10/10/02..............................................      4,989,050
  2,000,000   Federal National Mortgage Association 6.61% due
                3/24/99...............................................      2,022,180
  5,000,000   Federal National Mortgage Association 7.40% due
                7/1/04................................................      5,350,800
  5,000,000   Federal National Mortgage Association 7.55% due
                4/22/02...............................................      5,306,250
                                                                         ------------
                                                                           22,708,280
                                                                         ------------
              AGENCY SECURITY -- 0.4%
  1,000,000   Tennessee Valley Authority 6.375% 6/15/05...............      1,011,560
                                                                         ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $23,361,712)......................................     23,719,840
                                                                         ------------
U.S. TREASURY OBLIGATIONS -- 26.5%
              U.S. TREASURY NOTES
 16,500,000(3)6.00% due 8/15/00.......................................     16,631,505
 40,000,000(3)6.125% due 8/15/07......................................     40,868,800
  3,650,000   6.25% due 8/15/23.......................................      3,663,104
  9,000,000   6.50% due 11/15/26......................................      9,381,060
                                                                         ------------
              TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $69,248,547)......................................     70,544,469
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 45 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                          CORE FIXED INCOME PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
REPURCHASE AGREEMENTS -- 21.5%
$57,200,000   Agreement with Union Bank of Switzerland, 5.75%, dated
              10/31/97, to be repurchased at $57,227,408 on 11/3/97,
              collateralized by: $38,744,063 Federal National Mortgage
              Association FNR 94 -- 50 PD, 5.85% due 9/25/17,
              $19,599,782 Federal National Mortgage Association
              FNR 97 -- 57 F, 6.03% due 9/18/27.......................   $ 57,200,000

    258,000   Agreement with Goldman Sachs & Co., 5.45%, dated
              10/31/97, to be repurchased at $258,117 on 11/3/97,
              collateralized by:
              $265,760 U.S. Treasury Bond, 9.125% due 5/15/09.........        258,000
                                                                         ------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $57,458,000)......................................     57,458,000
                                                                         ------------

TOTAL INVESTMENTS (Cost $334,775,719(4))....................    127.1%   $339,067,696

REVERSE REPURCHASE AGREEMENTS -- (21.4)%
 40,400,000   Reverse Repurchase Agreement with Merrill
              Lynch, dated 10/31/97 bearing 2.25% to be
              repurchased at $40,407,575 on 11/3/97,
              collateralized by: $40,000,000 U.S. Treasury
              Bonds,
              6.125% due 8/15/07............................              (40,400,000)

 16,788,750   Reverse Repurchase Agreement with Merrill
              Lynch, dated 10/31/97 bearing 5.15% to be
              repurchased at $16,795,955 on 11/3/97,
              collateralized by: $16,500,000 U.S. Treasury
              Bonds,
              6.00% due 8/15/00.............................              (16,788,750)
                                                                          ------------

TOTAL REVERSE REPURCHASE AGREEMENTS.........................    (21.4)    (57,188,750)
                                                                         ------------

LIABILITIES IN EXCESS OF OTHER ASSETS.......................     (5.7)    (15,146,183)
                                                               ------    ------------

NET ASSETS..................................................    100.0%   $266,732,763
                                                               ======    ============

NET ASSET VALUE ($266,732,763 DIVIDED BY 25,507,187 SHARES
  OUTSTANDING)..............................................             $      10.46
                                                                         ============

---------------
(1) Represents current face amount at October 31, 1997.

(2) Amounts disclosed represent notional amounts.

(3) Collateral for reverse repurchase agreements.

(4) Aggregate cost for federal tax purposes was $334,927,681.

                       See Notes to Financial Statements.
                       --------------- 46 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                                EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- 99.7%
              CONSUMER SERVICES -- 27.1%
     50,000   Armstrong World.........................................   $  3,328,125
    130,000   Brunswick Corp. ........................................      4,387,500
    120,000   Carnival Corp., Class A.................................      5,820,000
     50,000   Ford Motor Co. .........................................      2,184,375
     38,900   Loews Corp. ............................................      4,344,644
     80,000   McGraw-Hill Companies, Inc. ............................      5,230,000
     90,000   Service Corp. International.............................      2,739,375
    110,000   Snap-On, Inc. ..........................................      4,730,000
     60,000   V. F. Corp. ............................................      5,362,500
                                                                         ------------
                                                                           38,126,519
                                                                         ------------
              BASIC INDUSTRY -- 19.8%
     40,000   Burlington Northern Santa Fe Corp. .....................      3,800,000
    100,000   Johnson Controls, Inc. .................................      4,487,500
    125,000   Leggett & Platt, Inc. ..................................      5,218,750
     55,000   Magna International, Inc. ..............................      3,623,125
     45,000   Rohm & Haas Co. ........................................      3,749,062
     80,000   Schlumberger Ltd. ......................................      7,000,000
                                                                         ------------
                                                                           27,878,437
                                                                         ------------
              FINANCIAL SERVICES -- 17.7%
     25,000   Cigna Corp. ............................................      3,881,250
     37,500   Compass Bancshares, Inc. ...............................      1,413,281
     56,000   Duke Realty Investments.................................      1,260,000
     60,000   Edwards (A.G.) Inc. ....................................      1,968,750
     90,000   First Union Corp. ......................................      4,415,625
    100,000   H&R Block, Inc..........................................      3,700,000
     14,300   Hartford Life, Class A..................................        528,206
     32,000   Merry Land & Investment.................................        698,000
     60,000   NationsBank Corp. ......................................      3,592,500
     50,000   SAFECO Corp. ...........................................      2,381,250
     10,000   TransAmerica Corp. .....................................      1,009,375
                                                                         ------------
                                                                           24,848,237
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 47 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                                EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- (CONTINUED)
              TECHNOLOGY -- 16.6%
     60,000   Adobe Systems, Inc. ....................................   $  2,865,000
     75,000   Compaq Computer Corp. ..................................      4,781,250
     55,000   Computer Associates International, Inc. ................      4,100,938
    100,000   EMC Corp.(1)............................................      5,600,000
    100,000   Harris Corp. ...........................................      4,362,500
     20,000   Intel Corp. ............................................      1,540,000
                                                                         ------------
                                                                           23,249,688
                                                                         ------------
              ENERGY -- 10.6%
     34,200   Amoco Corp. ............................................      3,135,713
     40,000   Chevron Corp............................................      3,317,500
    100,000   Phillips Petroleum Co. .................................      4,837,500
    100,000   USX-Marathon Group......................................      3,575,000
                                                                         ------------
                                                                           14,865,713
                                                                         ------------
              UTILITIES -- 7.9%
    100,000   Baltimore Gas & Electric................................      2,743,750
     40,000   FPL Group, Inc. ........................................      2,067,500
     50,000   Pinnacle West Capital Corp. ............................      1,740,625
     45,000   Sprint Corp. ...........................................      2,340,000
     60,000   Texas Utilities Co. ....................................      2,152,500
                                                                         ------------
                                                                           11,044,375
                                                                         ------------
              TOTAL COMMON STOCKS
                (Cost $98,022,355)....................................    140,012,969
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 48 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                                EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
REPURCHASE AGREEMENT -- 0.3%
$   443,000   Agreement with Goldman Sachs & Co., 5.45%, dated
                10/31/97 to be repurchased at $443,201 on 11/3/97,
                collateralized by $452,925 U.S. Treasury Bonds, 13.25%
                due 5/15/14 (Cost $443,000)...........................   $    443,000
                                                                         ------------

TOTAL INVESTMENTS (Cost $98,465,355(2)).....................    100.0%   $140,455,969

OTHER ASSETS IN EXCESS OF LIABILITIES.......................       --          38,585
                                                               ------    ------------

NET ASSETS..................................................    100.0%   $140,494,554
                                                               ======    ============

NET ASSET VALUE ($140,494,554 DIVIDED BY 6,986,291 SHARES
  OUTSTANDING)..............................................             $      20.11
                                                                         ============

---------------
(1) Non-income producing security.

(2) Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.
                       --------------- 49 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- 99.4%
              CONSUMER SERVICES -- 24.4%
    100,400   Applebee's International, Inc. .........................   $  2,227,625
    150,000   Banta Corp. ............................................      3,918,750
    100,000   BJ's Wholesale Club, Inc.(1)............................      2,887,500
    156,000   Bob Evans Farms, Inc. ..................................      2,954,250
    109,900   Canandaigua Brands, Inc.(1).............................      5,453,787
     86,300   Carmike Cinemas, Inc.(1)................................      2,804,750
    135,700   Consolidated Cigar Holdings Inc.(1).....................      5,326,225
    213,800   Fingerhut Companies, Inc. ..............................      4,730,325
    172,700   First Brands Corp. .....................................      4,403,850
     37,300   General Cigar Holdings Inc.(1)..........................      1,079,369
    145,950   Harman International Industries, Inc. ..................      7,881,300
    128,700   Haverty Furniture Company, Inc. ........................      1,673,100
    193,500   Homebase, Inc.(1).......................................      1,777,781
    175,000   K2, Inc. ...............................................      4,429,687
    120,500   Kellwood Co. ...........................................      4,164,781
     62,000   Kimball International, Class B..........................      2,542,000
     55,100   La-Z Boy, Inc. .........................................      2,059,363
    160,600   Libbey, Inc. ...........................................      6,002,425
    114,800   Lone Star Steakhouse & Saloon, Inc.(1)..................      2,654,750
    183,000   Pittston Brink's Group..................................      6,610,875
    102,200   Polaris Industries, Inc. ...............................      3,110,713
     86,667   Pulitzer Publishing Co. ................................      4,669,185
    141,100   Sbarro, Inc. ...........................................      3,730,331
    258,200   Shopko Stores, Inc. ....................................      6,471,138
     90,000   Tarrant Apparel Group, Inc.(1)..........................      1,102,500
    105,500   Toro Co. ...............................................      4,510,125
    119,100   Universal Corp. ........................................      4,577,906
    100,000   York Group, Inc. .......................................      2,325,000
                                                                         ------------
                                                                          106,079,391
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 50 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- (CONTINUED)
              BASIC INDUSTRY -- 21.7%
     61,300   Aeroquip-Vickers Inc. ..................................   $  3,191,431
    130,600   Amcast Industrial Corp. ................................      3,313,975
    120,000   American Building Co.(1)................................      3,360,000
     48,000   AptarGroup, Inc. .......................................      2,637,000
     80,000   Atchison Casting Corp.(1)...............................      1,645,000
     65,400   Borg-Warner Automotive, Inc. ...........................      3,564,300
    140,800   Breed Technologies, Inc. ...............................      3,106,400
    122,500   Caraustar Industries, Inc. .............................      4,210,938
    112,500   Carlisle Companies, Inc. ...............................      4,865,625
     90,000   Carpenter Technology Corp. .............................      4,353,750
    119,600   ChemFirst Inc. .........................................      3,019,900
    127,200   Cincinnati Milacron, Inc. ..............................      3,529,800
     79,100   Cleveland-Cliffs, Inc. .................................      3,435,906
    128,800   Dexter Corp. ...........................................      5,055,400
    117,900   Excel Industries........................................      2,100,094
    224,400   Granite Construction, Inc. .............................      4,740,450
    187,900   Intermet Corp. .........................................      3,617,075
    177,400   Kaydon Corp. ...........................................      5,388,525
    207,500   Mississippi Chemical Corp. .............................      3,812,813
     68,600   Moog, Inc., Class A(1)..................................      2,572,500
    105,900   Regal-Beloit Corp. .....................................      2,846,062
     82,400   Standex International Corp. ............................      2,884,000
     90,800   Texas Industries, Inc. .................................      4,307,325
    182,700   Titan International, Inc. ..............................      3,791,025
     90,000   Titanium Metals Corp.(1)................................      2,812,500
    150,000   Watts Industries, Inc., Class A.........................      3,806,250
     69,100   Zurn Industries, Inc. ..................................      2,319,169
                                                                         ------------
                                                                           94,287,213
                                                                         ------------
              FINANCIAL SERVICES -- 17.1%
    122,400   American Bankers Insurance Group........................      4,574,700
     56,300   AmerUs Life Holdings, Inc.(1)...........................      1,748,819

                       See Notes to Financial Statements.
                       --------------- 51 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- (CONTINUED)
              FINANCIAL SERVICES -- (CONTINUED)
     76,845   Bank Atlantic Bancorp, Inc., Class A....................   $  1,056,619
     80,625   Bank Atlantic Bancorp, Inc., Class B....................      1,118,672
     58,800   Bank United Corp., Class A..............................      2,469,600
     60,000   Banknorth Group, Inc. ..................................      3,630,000
    109,000   Enhance Financial Services Group........................      5,756,563
     85,100   First Hawaiian, Inc. ...................................      3,318,900
    129,200   First Republic Bancorp, Inc. ...........................      3,649,900
    126,200   Harleysville Group, Inc. ...............................      3,218,100
    194,400   HUBCO, Inc. ............................................      6,767,550
    130,000   Liberty Corp. ..........................................      5,565,625
    144,800   Orion Capital Corp. ....................................      6,516,000
    108,100   Presidential Life Corp. ................................      2,148,488
    121,300   Protective Life Corp. ..................................      6,413,737
    350,900   Reliance Group Holdings.................................      4,430,112
     70,700   Selective Insurance Group...............................      3,826,637
     88,500   Trans Financial, Inc. ..................................      2,832,000
    186,400   Washington Federal, Inc. ...............................      5,498,800
                                                                         ------------
                                                                           74,540,822
                                                                         ------------
              TECHNOLOGY -- 11.5%
    160,000   BancTec, Inc.(1)........................................      3,660,000
     58,200   Benchmark Electronics, Inc.(1)..........................      1,451,362
    241,800   Chips & Technologies, Inc.(1)...........................      3,838,575
    145,500   Data General Corp.(1)...................................      2,800,875
    164,200   Fluke Corp. ............................................      3,951,063
    159,300   Glenayre Technologies(1)................................      2,070,900
      7,200   Helix Technology Corp. .................................        324,000
    135,200   In Focus Systems, Inc.(1)...............................      4,427,800
     82,600   Network Equipment Technologies, Inc.(1).................      1,404,200
     87,100   Policy Management Systems Corp.(1)......................      5,334,875
    177,000   S3 Incorporated(1)......................................      1,570,875
    131,600   Silicon Valley Group, Inc.(1)...........................      3,783,500
    117,600   Sterling Software, Inc.1................................      4,013,100
     91,000   Stratus Computer, Inc.(1)...............................      3,219,125

                       See Notes to Financial Statements.
                       --------------- 52 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- (CONTINUED)
              TECHNOLOGY -- (CONTINUED)
    180,000   Symantec Corp. .........................................   $  3,937,500
    105,000   Watkins-Johnson Co. ....................................      3,255,000
    170,000   Xicor, Inc. ............................................        935,000
                                                                         ------------
                                                                           49,977,750
                                                                         ------------
              REAL ESTATE -- 10.3%
    100,000   Amli Residential Properties.............................      2,325,000
     66,500   Apartment Investment & Management Co. ..................      2,356,594
     75,800   Arden Realty Group, Inc. ...............................      2,311,900
    156,900   Bedford Property Investors..............................      3,216,450
    112,120   Bradley Real Estate, Inc. ..............................      2,200,355
     81,800   Cali Realty Corp. ......................................      3,312,900
    100,000   CBL & Associates Properties, Inc. ......................      2,412,500
     65,300   Chelsea GCA Realty, Inc. ...............................      2,669,138
    145,500   Duke Realty Investments.................................      3,273,750
     57,300   FelCor Suites Hotels, Inc. .............................      2,098,613
    125,000   Glenborough Realty Trust................................      3,203,125
     81,900   Kilroy Realty Corp. ....................................      2,170,350
     89,300   Koger Equity, Inc. .....................................      1,931,112
     79,500   Liberty Property Trust..................................      2,226,000
     54,700   MGI Properties, Inc. ...................................      1,258,100
     83,500   Pacific Gulf Properties.................................      1,889,187
    169,100   TriNet Corporate Realty.................................      6,119,306
                                                                         ------------
                                                                           44,974,380
                                                                         ------------
              HEALTH CARE -- 6.1%
    141,200   Conmed Corporation(1)...................................      2,894,600
    102,600   DENTSPLY International, Inc. ...........................      2,911,275
    116,700   Hologic, Inc. ..........................................      2,990,437
    187,700   Integrated Health Services..............................      5,959,475
    222,400   NovaCare Inc.(1)........................................      2,905,100
    152,100   Sierra Health Services(1)...............................      5,618,194
    158,600   Sun HealthCare Group, Inc.(1)...........................      3,152,175
                                                                         ------------
                                                                           26,431,256
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 53 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- (CONTINUED)
              ENERGY -- 5.0%
    104,600   Belco Oil & Gas Corp.(1)................................   $  2,261,975
    113,300   Mitchell Energy & Development Corp. ....................      2,832,500
    100,000   Teekay Shipping Corp. ..................................      3,200,000
    146,400   Trico Marine Services Inc.(1)...........................      5,380,200
    190,200   Vintage Petroleum, Inc. ................................      4,350,825
    198,000   Zeigler Coal Holding Co. ...............................      3,539,250
                                                                         ------------
                                                                           21,564,750
                                                                         ------------
              UTILITIES -- 3.3%
     38,500   Eastern Enterprises.....................................      1,508,719
     90,000   New Jersey Resources....................................      2,913,750
     51,400   Northwest Natural Gas Co. ..............................      1,265,725
     30,000   People's Energy Corp. ..................................      1,072,500
     53,500   Piedmont Natural Gas Co., Inc. .........................      1,498,000
    125,600   Public Service Co. of New Mexico........................      2,441,350
     53,800   Washington Gas Light Co. ...............................      1,381,987
     50,000   WICOR, Inc. ............................................      2,156,250
                                                                         ------------
                                                                           14,238,281
                                                                         ------------
              TOTAL COMMON STOCKS
                (Cost $339,644,649)...................................    432,093,843
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 54 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     SMALL CAPITALIZATION EQUITY PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                              ------------
REPURCHASE AGREEMENT -- 0.6%
 $2,694,000   Agreement with Goldman Sachs & Co., 5.45%, dated
                10/31/97 to be repurchased at $2,695,224 on 11/3/97,
                collateralized by $2,754,240 U.S. Treasury Bonds,
                9.125% due 2/15/23 (Cost $2,694,000)..................   $  2,694,000
                                                                         ------------

TOTAL INVESTMENTS (Cost $342,338,649(2))....................    100.0%   $434,787,843

LIABILITIES IN EXCESS OF OTHER ASSETS.......................       --        (131,794)
                                                               ------    ------------

NET ASSETS..................................................    100.0%   $434,656,049
                                                               ======    ============

NET ASSET VALUE ($434,656,049 DIVIDED BY 22,803,233 SHARES
  OUTSTANDING)..............................................             $      19.06
                                                                         ============


---------------
(1) Non-income producing security.

(2) Aggregate cost for federal tax purposes was $342,445,295.

                       See Notes to Financial Statements.
                       --------------- 55 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           LARGE CAP VALUE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- 98.8%
              FINANCIAL SERVICES -- 17.5%
      8,000   Cigna Corp. ............................................   $  1,242,000
     23,100   Fleet Financial Group Inc. .............................      1,485,619
     31,500   Green Tree Financial Corp. .............................      1,326,938
     25,400   MBIA, Inc. .............................................      1,517,650
     22,900   Merrill Lynch & Co. ....................................      1,548,612
     25,800   NationsBank Corp. ......................................      1,544,775
     20,700   Providian Financial Corp. ..............................        765,900
     10,300   SLM Holding Corp. ......................................      1,445,862
     23,000   Travelers Group, Inc. ..................................      1,610,000
                                                                         ------------
                                                                           12,487,356
                                                                         ------------
              PRODUCER MANUFACTURING -- 12.3%
     26,200   Caterpillar, Inc. ......................................      1,342,750
     26,000   Cooper Industries, Inc. ................................      1,355,250
     32,000   Dana Corp. .............................................      1,498,000
     29,500   Deere & Co. ............................................      1,552,438
     39,100   Ingersoll-Rand Corp. ...................................      1,522,456
     34,800   Parker-Hannifin Corp. ..................................      1,455,075
                                                                         ------------
                                                                            8,725,969
                                                                         ------------
              UTILITIES -- 11.6%
     21,700   Columbia Gas System, Inc. ..............................      1,567,825
     23,400   Consolidated Natural Gas Co. ...........................      1,265,062
     30,000   FPL Group, Inc. ........................................      1,550,625
     20,800   Pinnacle West Capital Corp. ............................        724,100
     41,900   Texas Utilities Co. ....................................      1,503,163
     40,800   US WEST Communications Group............................      1,624,350
                                                                         ------------
                                                                            8,235,125
                                                                         ------------
              ENERGY MINERALS -- 10.6%
     19,000   Chevron Corp. ..........................................      1,575,813
     24,000   Exxon Corp. ............................................      1,474,500
     20,000   Mobil Corp. ............................................      1,456,250

                       See Notes to Financial Statements.
                       --------------- 56 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           LARGE CAP VALUE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- (CONTINUED)
              ENERGY MINERALS -- (CONTINUED)
     30,800   Phillips Petroleum Co. .................................   $  1,489,950
     42,700   USX-Marathon Group......................................      1,526,525
                                                                         ------------
                                                                            7,523,038
                                                                         ------------
              ELECTRONIC TECHNOLOGY -- 10.0%
     46,500   Applied Materials, Inc.(1)..............................      1,551,938
     34,800   Harris Corp. ...........................................      1,518,150
     15,600   International Business Machines Corp. ..................      1,529,775
     32,500   Sun Microsystems, Inc.(1)...............................      1,113,125
     17,800   Xerox Corp. ............................................      1,411,763
                                                                         ------------
                                                                            7,124,751
                                                                         ------------
              CONSUMER DURABLES -- 8.4%
     45,600   Brunswick Corp. ........................................      1,539,000
     40,800   Chrysler Corp. .........................................      1,438,200
     32,200   Ford Motor Co. .........................................      1,406,737
     56,300   Hasbro, Inc. ...........................................      1,632,700
                                                                         ------------
                                                                            6,016,637
                                                                         ------------
              CONSUMER NON-DURABLES -- 8.4%
     27,800   Gannett Company, Inc. ..................................      1,461,237
     24,300   McGraw-Hill Companies, Inc. ............................      1,588,613
     37,200   Philip Morris Companies, Inc. ..........................      1,474,050
     16,200   V. F. Corp. ............................................      1,447,875
                                                                         ------------
                                                                            5,971,775
                                                                         ------------
              TRANSPORTATION -- 6.3%
     14,600   Delta Air Lines, Inc. ..................................      1,470,950
     46,300   Norfolk Southern Corp. .................................      1,487,387
     23,000   Tidewater Inc. .........................................      1,510,813
                                                                         ------------
                                                                            4,469,150
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 57 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           LARGE CAP VALUE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
COMMON STOCKS -- (CONTINUED)
              RETAIL TRADE -- 6.0%
     23,200   Dayton Hudson Corp. ....................................   $  1,457,250
     37,600   Federated Department Stores(1)..........................      1,654,400
     60,300   Woolworth Corp.(1)......................................      1,145,700
                                                                         ------------
                                                                            4,257,350
                                                                         ------------
              PROCESS INDUSTRIES -- 3.9%
     16,000   Dow Chemical Co. .......................................      1,452,000
     22,700   duPont (E.I.) de Nemours................................      1,291,062
                                                                         ------------
                                                                            2,743,062
                                                                         ------------
              INDUSTRIAL SERVICES -- 2.0%
     24,300   Halliburton Co. ........................................      1,448,887
                                                                         ------------
              NON-ENERGY MINERALS -- 1.8%
     24,900   Nucor Corp. ............................................      1,301,025
                                                                         ------------
              TOTAL COMMON STOCKS
                (Cost $59,832,304)....................................     70,304,125
                                                                         ------------

   FACE
  AMOUNT
-----------
REPURCHASE AGREEMENT -- 0.3%
$   215,000   Agreement with Goldman Sachs & Co., 5.45%, dated 10/31/97
                to be repurchased at $215,098 on 11/3/97, collateralized
                by $221,620 U.S. Treasury Bonds, 13.875% due 5/15/11
                (Cost $215,000).......................................        215,000
                                                                         ------------

TOTAL INVESTMENTS (Cost $60,047,304(2)).....................     99.1%   $ 70,519,125

OTHER ASSETS IN EXCESS OF LIABILITIES.......................      0.9         658,234
                                                               ------    ------------

NET ASSETS..................................................    100.0%   $ 71,177,359
                                                               ======    ============

NET ASSET VALUE ($71,177,359 DIVIDED BY 5,354,906 SHARES
  OUTSTANDING).......................................................    $      13.29
                                                                         ============

---------------
(1) Non-income producing security.

(2) Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.
                       --------------- 58 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                            INTERNATIONAL PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- 95.2%
              JAPAN -- 22.6%
    158,600   Acom Co., Ltd. .........................................   $  8,701,247
    309,000   Amway Japan Ltd. .......................................      8,116,708
    191,000   Aoyama Trading Co. Ltd. ................................      5,128,263
    412,000   Canon Inc...............................................     10,000,333
    465,000   Dai Nippon Printing Co. Ltd. ...........................      9,276,808
    596,000   Denso Corp. ............................................     12,881,131
      2,580   East Japan Railway Co. .................................     12,546,135
     12,588   Fuji Photo Film Ltd. -- ADR.............................        462,609
    277,000   Fuji Photo Film Ltd. ...................................     10,039,235
  1,323,000   Hitachi Ltd. ...........................................     10,172,693
    430,000   Honda Motor Co. ........................................     14,476,309
    170,000   Ito-Yokado Co. Ltd. ....................................      8,450,540
    684,000   Kao Corp. ..............................................      9,552,120
    647,000   Kirin Brewery Co., Ltd. ................................      5,432,003
     24,458   Kyocera Ltd. -- ADR.....................................      2,852,414
  1,372,000   Mitsubishi Heavy Industries Ltd. .......................      6,740,249
    178,000   Nintendo Corp. Ltd. ....................................     15,388,196
  1,590,000   Nishimatsu Construction Co. ............................      7,798,005
    205,000   Rohm Co. ...............................................     20,278,470
  1,600,000   Sekisui Chemicals Corp. ................................     12,595,179
    825,000   Sharp Corp. ............................................      6,412,095
  1,379,000   Toda Construction Co. ..................................      6,958,047
  2,200,000   Toshiba Corp. ..........................................      9,966,750
    620,000   Wacoal Corp. ...........................................      6,699,917
    688,000   Yamanouchi Pharmaceutical Co. ..........................     16,928,346
                                                                         ------------
                                                                          237,853,802
                                                                         ------------
              UNITED KINGDOM -- 20.2%
  1,353,312   Associated British Foods PLC............................     10,782,074
  1,513,000   B.A.T. Industries PLC...................................     13,285,147
    163,000   BOC Group PLC...........................................      2,731,265
  2,825,000   BTR PLC.................................................      9,630,742

                       See Notes to Financial Statements.
                       --------------- 59 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                            INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- (CONTINUED)
              UNITED KINGDOM -- (CONTINUED)
  1,535,000   Cadbury Schweppes PLC...................................   $ 15,357,820
  1,565,000   Dalgety PLC.............................................      6,444,312
  1,100,000   De La Rue PLC...........................................      7,859,828
    225,000   Hyder PLC, Cumulative, Redeemable Preference Shares,
                7.875%................................................        432,114
    635,333   Hyder PLC, Ordinary Shares..............................      9,585,468
  2,556,250   Iceland Group PLC.......................................      5,145,118
  3,850,000   Mirror Group Newspapers PLC.............................     12,753,770
  1,292,000   National Power PLC......................................     10,737,840
  1,600,000   Reed International......................................     15,753,202
    890,000   Rio Tinto PLC...........................................     11,554,249
  1,910,000   Safeway PLC.............................................     12,478,189
  2,413,200   Scottish Power PLC......................................     17,991,850
  1,245,000   Smith (W.H.) Group PLC, Class A.........................      7,893,542
  1,370,000   Tate & Lyle PLC.........................................     10,443,960
  3,565,000   Tomkins PLC.............................................     18,222,753
    411,000   Zeneca Group PLC........................................     13,029,099
                                                                         ------------
                                                                          212,112,342
                                                                         ------------
              ITALY -- 7.5%
  1,144,000   Benetton Group S.p.A. ..................................     16,695,045
    247,000   ENI S.p.A. -- ADR.......................................     13,924,625
  1,577,173   Instituto Bancario Sao Paolo di Torino..................     11,993,835
    442,000   Instituto Mobiliare Italiano S.p.A. -- ADR..............     11,878,750
  3,838,333   Telecom Italia S.p.A....................................     24,110,303
                                                                         ------------
                                                                           78,602,558
                                                                         ------------
              SPAIN -- 7.4%
    158,348   Banco Popular Espanol SA................................      9,353,661
    651,000   Dragados & Construcciones SA............................     13,206,230
  1,513,000   Iberdrola SA............................................     18,103,562
    385,000   Repsol SA -- ADR........................................     16,362,500
    253,000   Telefonica de Espana -- ADR.............................     20,809,250
                                                                         ------------
                                                                           77,835,203
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 60 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                            INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- (CONTINUED)
              FRANCE -- 6.7%
     80,030   Compagnie de Saint-Gobain...............................   $ 11,490,149
    126,858   Elf Aquitaine SA........................................     15,705,747
     84,200   Groupe Danone...........................................     12,877,252
    134,745   Lafarge SA..............................................      8,420,540
    276,000   Lagardere Groupe........................................      7,939,588
    310,000   SCOR SA.................................................     14,400,479
                                                                         ------------
                                                                           70,833,755
                                                                         ------------
              GERMANY -- 5.8%
    314,000   Deutsche Bank AG........................................     20,764,399
    180,000   Deutsche Telekom AG.....................................      3,375,523
    335,000   Hoechst AG..............................................     12,885,363
     99,000   Siemens AG..............................................      6,150,139
     47,290   Siemens AG -- ADR.......................................      2,914,246
    275,200   Veba AG.................................................     15,498,374
                                                                         ------------
                                                                           61,588,044
                                                                         ------------
              SWEDEN -- 5.4%
    872,333   Astra AB................................................     13,514,067
    247,000   Electrolux AB -- Series B...............................     20,451,935
    450,000   SKF AB -- Series B......................................     10,457,010
    480,000   Volvo AB -- Series B....................................     12,564,438
                                                                         ------------
                                                                           56,987,450
                                                                         ------------
              AUSTRALIA -- 5.3%
  4,185,000   Boral Ltd. .............................................     11,003,286
  3,170,000   Email Ltd. .............................................      8,423,768
  6,600,000   Foster's Brewing Group..................................     12,527,460
    637,758   Lend Lease Corp., Ltd. .................................     13,055,774
  1,870,789   Westpac Banking Corp., Ltd. ............................     10,889,563
                                                                         ------------
                                                                           55,899,851
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 61 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                            INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- (CONTINUED)
              NORWAY -- 4.5%
  4,580,000   Christiania Bank OG Kreditkasse.........................   $ 18,283,954
    317,000   Kvaerner AS.............................................     16,293,379
    235,000   Norsk Hydro ASA.........................................     12,916,322
                                                                         ------------
                                                                           47,493,655
                                                                         ------------
              FINLAND -- 2.5%
    291,000   Oy Nokia AB -- Series A ADR.............................     25,680,750
                                                                         ------------
              NETHERLANDS -- 2.2%
    830,000   ABN-AMRO Holding N.V....................................     16,719,732
    171,323   Royal PTT Nederland N.V.................................      6,510,274
                                                                         ------------
                                                                           23,230,006
                                                                         ------------
              CANADA -- 1.9%
    300,000   Magna International, Inc. -- Class A....................     19,762,500
                                                                         ------------
              MEXICO -- 1.7%
    716,250   Cemex, S.A. de C.V. -- Series "B"(1)....................      3,128,252
    217,000   Telefonos de Mexico -- Class L ADR......................      9,385,250
    257,100   TV Azteca ADR(1)........................................      4,917,038
                                                                         ------------
                                                                           17,430,540
                                                                         ------------
              SINGAPORE -- 0.8%
  1,080,000   Singapore Airlines, Ltd., Foreign.......................      8,099,142
                                                                         ------------
              MALAYSIA -- 0.3%
    857,666   Malaysia International Shipping Berhad..................      1,442,754
  1,411,000   Sime Darby Berhad.......................................      2,034,484
                                                                         ------------
                                                                            3,477,238
                                                                         ------------
              THAILAND -- 0.3%
    293,273   Thailand Fund, Inc. ....................................      2,932,730
                                                                         ------------
              NEW ZEALAND -- 0.1%
     95,000   Tranz Rail Holdings -- ADR..............................      1,282,500
                                                                         ------------
              TOTAL FOREIGN SECURITIES
                (Cost $862,392,774)...................................   1,001,102,066
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 62 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                            INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                    VALUE
-----------                                                             --------------
REPURCHASE AGREEMENT -- 4.6%
$47,892,000   Agreement with Goldman, Sachs & Co., 5.45%, dated
                10/31/97, to be repurchased at $47,913,751 on 11/3/97
                collateralized by $48,881,400 U.S. Treasury Bonds,
                10% due 5/15/10 (Cost $47,892,000)...................   $   47,892,000
                                                                        --------------

TOTAL INVESTMENTS (Cost $910,284,774(2))..................     99.8%    $1,048,994,066

OTHER ASSETS IN EXCESS OF LIABILITIES.....................      0.2          2,107,984
                                                             ------     --------------

NET ASSETS................................................    100.0%    $1,051,102,050
                                                             ======     ==============

NET ASSET VALUE ($1,051,102,050 DIVIDED BY 69,543,611
  SHARES OUTSTANDING)..............................................     $        15.11
                                                                        ==============

---------------
(1) Non-income producing security.

(2) Aggregate cost for federal tax purposes was $919,032,804.

ABBREVIATION:
ADR  -- American Depositary Receipts

                       See Notes to Financial Statements.
                       --------------- 63 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                            INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
  ON OCTOBER 31, 1997, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                                             % OF
                                                          NET ASSETS        VALUE
                                                          ----------    --------------
INDUSTRIES:
    Financial Services.................................       11.6%     $  121,640,915
    Electronics........................................        9.6         100,751,701
    Engineering & Construction.........................        7.4          78,297,888
    Food & Beverage....................................        7.0          73,864,881
    Oil & Gas..........................................        5.9          61,491,246
    Telecommunications.................................        5.5          57,680,326
    Utilities..........................................        5.4          56,850,835
    Industrial.........................................        4.7          49,433,574
    Automotive.........................................        4.5          47,119,940
    Other..............................................        4.4          46,352,645
    Printing & Publishing..............................        4.3          45,643,607
    Health Care & Pharmaceuticals......................        4.1          43,471,511
    Manufacturing......................................        3.7          39,332,713
    Chemicals..........................................        3.7          38,713,651
    Retail.............................................        2.9          30,645,111
    Consumer Durables/Non-Durables.....................        2.5          26,119,368
    Apparel & Textiles.................................        2.2          23,394,962
    Transportation.....................................        2.2          23,370,531
    Insurance..........................................        1.4          14,400,479
    Electrical.........................................        0.9           9,064,386
    Commercial Services................................        0.6           6,510,274
    Television.........................................        0.5           4,917,038
    Real Estate........................................        0.2           2,034,484
                                                          ----------    --------------
TOTAL FOREIGN SECURITIES...............................       95.2%     $1,001,102,066
                                                          ----------    --------------
REPURCHASE AGREEMENT...................................        4.6          47,892,000
                                                          ----------    --------------
TOTAL INVESTMENTS......................................       99.8%     $1,048,994,066
                                                          ==========    ==============

                       See Notes to Financial Statements.
                       --------------- 64 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- 94.7%
              JAPAN -- 21.9%
     15,800   Acom Co., Ltd. .........................................   $    866,833
     26,600   Amway Japan Ltd. .......................................        698,719
     14,300   Aoyama Trading Co. Ltd. ................................        383,948
     30,000   Canon Inc. .............................................        728,179
     36,000   Dai Nippon Printing Co. Ltd. ...........................        718,204
     43,000   Denso Corp. ............................................        929,343
        190   East Japan Railway Co. .................................        923,940
        722   Fuji Photo Film Ltd. -- ADR.............................         26,533
     21,000   Fuji Photo Film Ltd. ...................................        761,097
     96,000   Hitachi Ltd. ...........................................        738,154
     30,000   Honda Motor Co. ........................................      1,009,975
     12,000   Ito-Yokado Co. Ltd. ....................................        596,508
     49,000   Kao Corp. ..............................................        684,289
     47,000   Kirin Brewery Co., Ltd. ................................        394,596
      1,242   Kyocera Ltd. -- ADR.....................................        144,848
    100,000   Mitsubishi Heavy Industries Ltd. .......................        491,271
     13,000   Nintendo Corp. Ltd. ....................................      1,123,857
    130,000   Nishimatsu Construction Co. ............................        637,572
     15,000   Rohm Co. ...............................................      1,483,790
    130,000   Sekisui Chemicals Corp. ................................      1,023,358
     60,000   Sharp Corp. ............................................        466,334
    100,000   Toda Construction Co. ..................................        504,571
    175,000   Toshiba Corp. ..........................................        792,809
     50,000   Wacoal Corp. ...........................................        540,315
     50,000   Yamanouchi Pharmaceutical Co. ..........................      1,230,269
                                                                         ------------
                                                                           17,899,312
                                                                         ------------
              UNITED KINGDOM -- 20.2%
     96,688   Associated British Foods PLC............................        770,330
    110,000   B.A.T. Industries PLC...................................        965,874
     14,000   BOC Group PLC...........................................        234,587
    203,000   BTR PLC.................................................        692,049

                       See Notes to Financial Statements.
                       --------------- 65 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- (CONTINUED)
              UNITED KINGDOM -- (CONTINUED)
    110,000   Cadbury Schweppes PLC...................................   $  1,100,560
    155,000   Dalgety PLC.............................................        638,254
     80,000   De La Rue PLC...........................................        571,623
     15,300   Hyder PLC, Cumulative, Redeemable Preference Shares,
                7.875%................................................         29,383
     48,866   Hyder PLC, Ordinary Shares..............................        737,256
    180,000   Iceland Group PLC.......................................        362,296
    279,000   Mirror Group Newspapers PLC.............................        924,234
     95,000   National Power PLC......................................        789,547
    125,000   Reed International......................................      1,230,718
     65,000   Rio Tinto PLC...........................................        843,849
    185,000   Safeway PLC.............................................      1,208,620
    176,262   Scottish Power PLC......................................      1,314,138
    122,000   Smith (W.H.) Group PLC..................................        773,503
     98,000   Tate & Lyle PLC.........................................        747,086
    257,000   Tomkins PLC.............................................      1,313,673
     40,000   Zeneca Group PLC........................................      1,268,048
                                                                         ------------
                                                                           16,515,628
                                                                         ------------
              ITALY -- 7.1%
     83,200   Benetton Group S.p.A. ..................................      1,214,186
     20,000   ENI S.p.A. -- ADR.......................................      1,127,500
    112,000   Instituto Bancario Sao Paolo di Torino..................        851,719
     32,000   Instituto Mobiliare Italiano S.p.A. -- ADR..............        860,000
    272,221   Telecom Italia S.p.A. ..................................      1,709,943
                                                                         ------------
                                                                            5,763,348
                                                                         ------------
              SPAIN -- 7.0%
     11,452   Banco Popular Espanol SA................................        676,473
     51,000   Dragados & Construcciones SA............................      1,034,589
    114,000   Iberdrola SA............................................      1,364,048
     28,200   Repsol SA -- ADR........................................      1,198,500
     18,000   Telefonica de Espana -- ADR.............................      1,480,502
                                                                         ------------
                                                                            5,754,112
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 66 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- (CONTINUED)
              FRANCE -- 6.9%
      6,925   Compagnie de Saint-Gobain...............................   $    994,244
     11,642   Elf Aquitaine SA........................................      1,441,346
      5,000   Groupe Danone...........................................        764,682
      9,944   Lafarge SA..............................................        621,424
     25,000   Lagardere Groupe........................................        719,165
     14,000   SCOR SA.................................................      1,114,877
                                                                         ------------
                                                                            5,655,738
                                                                         ------------
              GERMANY -- 6.2%
     26,000   Deutsche Bank AG........................................      1,719,346
     15,600   Deutsche Telekom AG.....................................        292,545
     27,000   Hoechst AG..............................................      1,038,521
     13,110   Siemens AG -- ADR.......................................        807,903
     20,800   Veba AG.................................................      1,171,390
                                                                         ------------
                                                                            5,029,705
                                                                         ------------
              SWEDEN -- 5.3%
     72,000   Astra AB................................................      1,115,415
     18,000   Electrolux AB -- Series B...............................      1,490,424
     35,000   SKF AB -- Series B......................................        813,323
     36,000   Volvo AB -- Series B....................................        942,333
                                                                         ------------
                                                                            4,361,495
                                                                         ------------
              AUSTRALIA -- 5.3%
    350,000   Boral Ltd. .............................................        920,228
    230,000   Email Ltd. .............................................        611,188
    525,000   Foster's Brewing Group..................................        996,502
     46,527   Lend Lease Corp. Ltd. ..................................        952,470
    140,825   Westpac Banking Corp. Ltd. .............................        819,721
                                                                         ------------
                                                                            4,300,109
                                                                         ------------
              NORWAY -- 4.2%
    315,000   Christiania Bank OG Kreditkasse.........................      1,257,520

                       See Notes to Financial Statements.
                       --------------- 67 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- (CONTINUED)
              NORWAY -- (CONTINUED)
     22,400   Kvaerner AS.............................................   $  1,151,330
     18,700   Norsk Hydro ASA.........................................      1,027,810
                                                                         ------------
                                                                            3,436,660
                                                                         ------------
              FINLAND -- 2.3%
     21,500   Oy Nokia AB -- Series A ADR.............................      1,897,375
                                                                         ------------
              NETHERLANDS -- 2.3%
     63,200   ABN-AMRO Holding N.V. ..................................      1,273,117
     11,000   Koninklijke PTT Nederland...............................        420,504
      4,168   Royal PTT Nederland N.V. ...............................        158,385
                                                                         ------------
                                                                            1,852,006
                                                                         ------------
              MEXICO -- 2.2%
      7,000   Cemex, S.A. de C.V. -- Series "A"(1)....................         27,565
     61,000   Cemex, S.A. de C.V. -- Series "B"(1)....................        266,420
     16,700   Telefonos de Mexico -- Class L ADR......................        722,275
     42,000   TV Azteca ADR(1)........................................        803,250
                                                                         ------------
                                                                            1,819,510
                                                                         ------------
              CANADA -- 2.0%
     24,211   Magna International, Inc. -- Class A....................      1,594,899
                                                                         ------------
              SINGAPORE -- 0.8%
     85,000   Singapore Airlines Ltd., Foreign........................        637,432
                                                                         ------------
              MALAYSIA -- 0.4%
     85,000   Malaysia International Shipping Berhad..................        142,986
    107,000   Sime Darby Berhad.......................................        154,281
                                                                         ------------
                                                                              297,267
                                                                         ------------
              THAILAND -- 0.3%
     24,880   Thailand Fund, Inc. ....................................        248,800
                                                                         ------------
              NEW ZEALAND -- 0.2%
     10,000   Tranz Rail Holdings -- ADR..............................        135,000
                                                                         ------------

                       See Notes to Financial Statements.
                       --------------- 68 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

  SHARES                                                                    VALUE
-----------                                                              ------------
FOREIGN SECURITIES -- (CONTINUED)
              PORTUGAL -- 0.1%
      5,000   Electricidade de Portugal...............................   $     87,883
                                                                         ------------
              TOTAL FOREIGN SECURITIES
                (Cost $65,493,159)....................................     77,286,279
                                                                         ------------

   FACE
  AMOUNT
-----------
REPURCHASE AGREEMENT -- 5.0%
$ 4,120,000   Agreement with Goldman, Sachs & Co., 5.45%, dated
                10/31/97, to be repurchased at $4,121,871 on 11/3/97
                collateralized by $4,207,500 U.S. Treasury Bonds,
                11.75% due 11/15/14 (Cost $4,120,000).................      4,120,000
                                                                         ------------

TOTAL INVESTMENTS (Cost $69,613,159(2)).....................     99.7%   $ 81,406,279

OTHER ASSETS IN EXCESS OF LIABILITIES.......................      0.3         252,315
                                                               ------    ------------

NET ASSETS..................................................    100.0%   $ 81,658,594
                                                               ======    ============

NET ASSET VALUE ($81,658,594 DIVIDED BY 5,483,886
  SHARES OUTSTANDING)................................................    $      14.89
                                                                         ============

---------------
(1) Non-income producing security.

(2) Aggregate cost for federal tax purposes was $70,369,049.

ABBREVIATION:
ADR  -- American Depositary Receipts

                       See Notes to Financial Statements.
                       --------------- 69 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
  ON OCTOBER 31, 1997, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                                              % OF NET
                                                               ASSETS        VALUE
                                                              --------    -----------
INDUSTRIES:
    Financial Services.....................................      11.4%    $ 9,277,199
    Electronics............................................       9.0       7,375,349
    Engineering & Construction.............................       7.5       6,157,945
    Food & Beverage........................................       6.6       5,412,013
    Utilities..............................................       6.6       5,405,764
    Telecommunications.....................................       5.7       4,625,768
    Oil & Gas..............................................       4.6       3,767,346
    Industrial.............................................       4.5       3,676,605
    Health Care & Pharmaceuticals..........................       4.4       3,613,711
    Miscellaneous Industries...............................       4.4       3,568,221
    Automotive.............................................       4.3       3,534,218
    Printing & Publishing..................................       4.2       3,444,781
    Chemicals..............................................       3.8       3,084,098
    Manufacturing..........................................       3.7       2,914,935
    Retail.................................................       3.3       2,728,369
    Consumer Durables/Non-Durables.........................       2.4       1,979,518
    Transportation.........................................       2.3       1,839,359
    Apparel & Textiles.....................................       2.1       1,754,501
    Insurance..............................................       1.4       1,114,876
    Electrical.............................................       1.1         895,788
    Television.............................................       1.0         803,250
    Commercial Services....................................       0.2         158,384
    Real Estate............................................       0.2         154,281
                                                              --------    -----------
TOTAL FOREIGN SECURITIES...................................      94.7%    $77,286,279
                                                              --------    -----------
REPURCHASE AGREEMENT.......................................       5.0       4,120,000
                                                              --------    -----------
TOTAL INVESTMENTS..........................................      99.7%    $81,406,279
                                                              ========    ===========

                       See Notes to Financial Statements.
                       --------------- 70 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- 95.1%
             INDIA -- 9.1%
     90,000  Arvind Mills GDR.........................................    $    303,750
     38,000  Asia Cement GDR..........................................         417,050
     18,155  Hindalco Industries GDR..................................         524,679
    150,049  India Access Fund LTD Ord.(1)............................       1,556,759
     46,000  India Access Fund "C'(1).................................         477,250
     46,500  Indus Credit & Invest SP.................................         690,525
     44,000  Larsen Toubro GDR........................................         462,000
     51,966  Mahindra Mahindra GDR(2).................................         545,643
     86,000  Reliance Industries GDR..................................       1,806,000
     42,000  State Bank of India GDR..................................         772,800
      1,270  Tata Electric Companies(1)...............................         381,000
     51,000  Videsh Sanchar Nigam Ltd. GDR(2).........................         703,800
                                                                          ------------
                                                                             8,641,256
                                                                          ------------
             BRAZIL -- 8.3%
      3,000  Antarctica Paulista(1)...................................         243,560
 38,175,000  Banco Bradesco SA........................................         283,959
  1,439,000  Banco Itau SA............................................         580,874
  1,400,000  Brasmotor SA.............................................         196,843
  7,995,200  Caemi Mineracao E Metal(2)...............................         388,011
  1,115,000  Centrais Electricas Brasileiras SA.......................         482,452
 25,000,000  Companhia Brasileira de Petroleo Ipiranga................         362,845
  8,250,000  Companhia Energetica de Minas............................         329,282
 45,500,000  Companhia Paranaense de Energia-Copel PFB................         549,351
     33,340  Companhia Vale Do Rio Doce...............................         644,178
     65,000  Confeccoes Guararapes SA(1)..............................         241,745
  7,500,000  Lorenz...................................................         285,740
     26,000  Petroleo Brasileiro ADR..................................         510,656
  4,700,000  Petroleo Brasileiro SA...................................         874,002
    506,000  Sadia Concordia..........................................         367,199
     60,430  Souza Cruz SA............................................         491,706

                       See Notes to Financial Statements.
                       --------------- 71 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             BRAZIL -- (CONTINUED)
  5,000,000  Telecomunicacoes Brasileiras SA..........................    $    498,911
     42,000  Votorantim Celulose E Papel SA...........................         501,165
                                                                          ------------
                                                                             7,832,479
                                                                          ------------
             MEXICO -- 8.0%
    724,000  Controladora Comercial SA de CV..........................         717,089
    293,000  Embotelladores Del Valle Anahuac SA......................         297,196
     30,200  Empresas ICA S.A. Sponsored..............................         402,037
    930,000  Grupo Financiero Bancomer, SA de CV......................         438,365
    112,000  Grupo Financiero Banamex Accival, SA de CV (Banacci) --
               B shares...............................................         221,862
    132,500  Grupo Financiero Banamex Accival, SA de CV (Banacci) --
               L shares...............................................         242,232
  1,500,000  Grupo Gigante SA.........................................         451,074
    859,555  Grupo Herdez SA, Series B................................         560,044
     30,100  Grupo Minsa, SA de CV(1,2)...............................         251,431
     21,500  Grupo Televisa SA GDR....................................         666,500
    282,000  Nadro Sa De C.V. "L".....................................         272,578
     35,000  Pepsi Gemex SA Sponsored GDR.............................         476,875
     44,129  Tablex SA de CV..........................................          95,314
      3,000  Taneft ADR...............................................         430,500
     36,800  Telefonos de Mexico ADR..................................       1,591,600
     41,000  Vitro SA ADR.............................................         489,438
                                                                          ------------
                                                                             7,604,135
                                                                          ------------
             SOUTH AFRICA -- 7.4%
     72,000  Anglo American Platinum..................................       1,107,693
     49,000  Barlow Limited...........................................         494,075
    152,000  Dimension Data Holdings Ltd.(2)..........................         632,017
     13,900  Edgars Stores Ltd........................................         315,568
     25,500  Evander Gold Mines.......................................          53,015
     40,000  Fedsure Holdings.........................................         432,432
     36,500  Harmony Gold Mining Co.(2)...............................         125,967

                       See Notes to Financial Statements.
                       --------------- 72 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             SOUTH AFRICA -- (CONTINUED)
     32,000  Liberty Life Association.................................    $    798,337
    420,000  Metro Cash & Carry.......................................         406,029
     39,000  Nedcor Ltd...............................................         818,919
    340,000  New Clicks Holding Ltd...................................         445,322
     20,000  Pretoria Portland Cement Co. Ltd.........................         274,428
     40,000  Randgold & Exploration Company Ltd.......................          86,486
     67,000  Sasol Ltd.(2)............................................         807,900
      6,000  Vaal Reef Exploration....................................         258,212
                                                                          ------------
                                                                             7,056,400
                                                                          ------------
             TURKEY -- 7.2%
  2,000,000  Akcansa Cimento..........................................         359,673
  8,500,000  Aksigorta A.S............................................         660,082
  3,000,000  Alcatel Teletas Telekomunikasyon Endustri ve Ticaret
               AS.....................................................         429,155
  2,600,000  Ardem Pisirici...........................................         301,090
  1,800,000  Bati Cimento.............................................         255,041
 40,000,000  Izmir Demir Celik Sanayi.................................         550,409
    534,000  Petkim Petrokimya........................................         299,738
  2,236,048  Petrol Ofisi.............................................         420,401
  3,200,000  Sarkuysan Electrolitik...................................         348,774
 10,000,000  Tofas (Turk Otomobil Fab)................................         694,823
  4,340,000  Tupras Turkiye Petrol....................................         390,245
  9,580,000  Turkiye IS Bankasi.......................................         926,676
  6,633,000  Turkiye Garanti Bankasi..................................         343,398
 28,800,000  Yapi Kredi Bankasi.......................................         878,911
                                                                          ------------
                                                                             6,858,416
                                                                          ------------
             CHINA -- 6.9%
    800,000  Beijing Datang Power.....................................         403,622
    301,860  China International Marine Containers (Group)............         296,783
    440,000  China Resources Beijing Land.............................         179,301
    284,000  China Telecommunications.................................         453,738
    441,900  Chiwan Wharf Holdings 'B'(1).............................         171,501

                       See Notes to Financial Statements.
                       --------------- 73 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             CHINA -- (CONTINUED)
    343,000  Cosco Pacific Ltd........................................    $    399,353
    672,000  Erdos Cashmere Products(1)...............................         385,730
    996,000  Founder Hong Kong Ltd. ..................................         785,977
    360,000  Guangdong Kelon Electric.................................         456,404
    400,000  Heilongjiang Electric Power Co. Ltd. ....................         300,000
     18,500  Huaneng Power International Inc..........................         407,000
    328,000  NG Fund Hong Ltd. .......................................         307,633
    630,000  Quingling Motors.........................................         411,578
    635,000  Shanghai Dazhong Taxi Shareholding.......................         501,650
    682,800  Shanghai New Asia (Group) Co.(1).........................         188,452
    925,600  Shanghai Refrigerator Compressor Co......................         240,656
     72,500  Shanghai Yaohua Pilkington Glass Co.(1)..................          21,026
    244,904  Shenzhen Fangda Co. Ltd. B...............................         327,911
    302,000  Wuxi Little Swan.........................................         343,803
                                                                          ------------
                                                                             6,582,118
                                                                          ------------
             RUSSIA -- 6.7%
     16,000  Gazprom ADR..............................................         358,000
     10,000  Lukoil Holdings Sponsored ADR, Representing 4 Ord.
               Shares.................................................         832,500
     28,000  Lukoil Holdings Sponsored ADR, Representing 2 Pref.
               Shares.................................................         917,000
     70,000  Norilsk Nickel CSFB Certificates(1,2)....................         612,500
         20  Rostelecom RDC(2,3)......................................         620,000
     85,000  Surgutneftegaz ADR.......................................         775,625
     70,000  Unified Energy Systems of Russia(2)......................       2,205,000
                                                                          ------------
                                                                             6,320,625
                                                                          ------------
             INDONESIA -- 5.8%
    698,000  Astra....................................................         520,098
    861,078  Bank International Indonesia.............................         185,887
  1,077,000  Bank Negara Indonesia....................................         232,500
    987,000  Barito Pacific Timber....................................         577,354
  1,281,300  Fiskar Agung Perkasa.....................................         535,362
    520,000  Lippo Bank...............................................         144,847

                       See Notes to Financial Statements.
                       --------------- 74 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             INDONESIA -- (CONTINUED)
  1,934,100  Lippo Life Insurance.....................................    $    338,217
  1,722,000  Matahari Putra Prima.....................................         335,766
  3,444,000  Matahari Putra Prima Rights, Expiring 12/9/97............         191,866
    358,000  Ramayana Lestari Sentosa.................................         608,301
    793,500  Semen Gresik.............................................         773,607
  1,082,500  Telekomunikasi Indonesia.................................       1,010,132
                                                                          ------------
                                                                             5,503,937
                                                                          ------------
             SOUTH KOREA -- 3.7%
     17,080  Hyundai Electronics Industries Co........................         355,834
     18,660  Hyundai Motor Co.........................................         309,056
     50,170  Korea Electric Power Corp................................         715,968
      6,292  Korea Green Cross........................................         302,147
        402  Korea Green Cross Rights, Expiring 11/3/97...............              --
     28,300  LG Electronics...........................................         383,229
      5,041  LG Information...........................................         289,858
     21,000  LG Semiconductor Company.................................         347,813
        298  SK Telecom Co. Ltd.......................................          92,504
      7,080  Samsung Display Devices..................................         217,562
      4,330  Samsung Electronics......................................         170,945
      1,200  Samsung Fire & Marine....................................         318,750
                                                                          ------------
                                                                             3,503,666
                                                                          ------------
             CZECH REPUBLIC -- 3.4%
     46,000  Ceska Sporitelna.........................................         350,297
     17,315  CEZ2.....................................................         549,400
        663  Milo Olomouc(1,2)........................................          16,990
     10,900  Skoda Koncern Plzen(1,2).................................         283,270
     10,000  SPT Telecom(2)...........................................       1,148,314
    260,870  Unipetrol(2).............................................         864,627
                                                                          ------------
                                                                             3,212,898
                                                                          ------------

                       See Notes to Financial Statements.
                       --------------- 75 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             GREECE -- 3.3%
     40,000  Athens Medical Care SA...................................    $    433,887
     30,000  Bank of Piraeus..........................................         552,655
     18,600  Hellenic Telecommunications Organization SA..............         389,153
      6,300  Intracom SA..............................................         276,592
      4,810  Intracom SA, Pref. Shares................................         195,258
      3,800  National Bank of Greece SA...............................         398,220
        760  National Bank of Greece SA, Rights Expiring 11/14/97.....              --
      8,635  National Investment Bank for Industrial Development SA...         482,615
      7,700  Titan Cement Co..........................................         376,846
                                                                          ------------
                                                                             3,105,226
                                                                          ------------
             MALAYSIA -- 2.5%
    221,000  Commerce Asset-Holdings Berhad...........................         172,605
    198,000  Kuala Lumpur Kepong......................................         475,818
     64,000  Malayan Bank Berhad......................................         248,002
    122,300  Malaysian Assurance Alliance Berhad......................         220,427
    131,000  Malaysian Pacific Industries.............................         409,252
    128,000  Perusahaan Otomobil NAS..................................         307,600
    144,000  Star Publications........................................         268,189
    109,000  United Engineers Malaysia................................         258,666
                                                                          ------------
                                                                             2,360,559
                                                                          ------------
             ARGENTINA -- 2.5%
     25,000  Bansud SA................................................         222,639
    102,860  Central Puerto SA........................................         226,432
    337,909  Dalmine Siderca SA.......................................         828,391
    101,000  Nobleza Piccardo SA(1)...................................         535,632
     21,300  Telecom Argentina ADR....................................         539,156
                                                                          ------------
                                                                             2,352,250
                                                                          ------------
             ISRAEL -- 2.4%
     20,000  Crystal Systemes Solutions...............................         420,000
     10,000  Gilat Satellite Networks.................................         325,000

                       See Notes to Financial Statements.
                       --------------- 76 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             ISRAEL -- (CONTINUED)
     35,000  New Dimension Software...................................    $    713,125
     13,000  Orbotech Ltd.............................................         555,750
     25,000  Tower Semiconductor Ltd..................................         293,750
                                                                          ------------
                                                                             2,307,625
                                                                          ------------
             PHILIPPINES -- 2.4%
  2,823,333  Cosmos Bottling Co.(1)...................................         466,534
  3,100,000  Filinvest Land Inc.......................................         282,622
    140,500  Manila Electric Co.......................................         432,308
     37,119  Metropolitan Bank & Trust................................         259,097
    149,000  PCI Leasing & Finance(1).................................           5,519
      9,000  Philippines National Bank................................          21,154
    731,300  Republic Glass Holding(1)................................          29,168
    660,000  RFM Corporation(1).......................................         122,222
    180,700  San Miguel Corp., Class B Shares.........................         203,351
  2,492,000  SM Prime Holdings Inc....................................         440,182
                                                                          ------------
                                                                             2,262,157
                                                                          ------------
             TAIWAN -- 2.0%
     93,940  Accton Technology(2).....................................         347,578
     71,500  Acer Inc. GDR............................................         470,113
     39,900  China Steel Corp. GDR....................................         585,532
     37,814  Macronix International...................................         543,576
                                                                          ------------
                                                                             1,946,799
                                                                          ------------
             THAILAND -- 2.0%
     64,700  Advanced Information Service, Foreign Shares.............         347,642
     70,000  Bangkok Bank, Local Shares...............................         189,801
     13,600  Bangkok Bank, Foreign Shares.............................          47,363
     57,300  Delta Electronics, Foreign Shares........................         484,627
    138,180  Electricity Generating, Local Shares.....................         185,615
     56,820  Electricity Generating, Foreign Shares...................          94,700
     27,600  Grammy Entertainment PLC, Foreign Shares(1)..............         163,403
     51,800  Jasmine International Public Co., Foreign Shares(1)......          28,993

                       See Notes to Financial Statements.
                       --------------- 77 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             THAILAND -- (CONTINUED)
     34,700  KR Precision Public Co., Foreign Shares(1)...............    $    255,502
      4,500  PTT Exploration & Production, Foreign Shares.............          45,895
     59,600  Thai-German Ceramic Industry Co., Foreign Shares(1)......          16,679
                                                                          ------------
                                                                             1,860,220
                                                                          ------------
             PAKISTAN -- 1.7%
        500  Indus Motors.............................................             148
         40  Maple Leaf Cement........................................               6
        500  Nishat Textile Mills.....................................             182
     50,000  Pak State Oil............................................         539,699
    800,000  Pakistan Telecom, A......................................         673,544
    602,000  Sui Northern Gas Pipeline................................         430,918
                                                                          ------------
                                                                             1,644,497
                                                                          ------------
             EGYPT -- 1.6%
     10,000  Commercial International Bank............................         231,324
      5,350  Eastern Tobacco(1,2).....................................         134,143
      7,731  Egyptian International Pharmaceuticals(1)................         559,361
        100  Financial & Industrial(2)................................           6,588
        125  Starch Glucose(1,2)......................................           1,390
     25,300  Uni Arab Spinning & Weaving(1)...........................         217,654
     17,500  Upper Egypt Flour Mills(2)...............................         392,463
                                                                          ------------
                                                                             1,542,923
                                                                          ------------
             HUNGARY -- 1.5%
     10,000  Borsodchem Rt. GDR.......................................         357,500
      3,500  Gedeon Richter GDR.......................................         325,500
     10,000  Magyar Olaj-Es Gazipare Reszventytar.....................         215,670
     11,500  Mol Magyar Olaj GDR......................................         248,687
      8,800  OTP Bank.................................................         280,500
                                                                          ------------
                                                                             1,427,857
                                                                          ------------

                       See Notes to Financial Statements.
                       --------------- 78 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             PORTUGAL -- 1.2%
     27,330  Banco Espirito Santo E Com De Lisboa.....................    $    792,850
      8,150  Portugal Telecom SA......................................         334,483
                                                                          ------------
                                                                             1,127,333
                                                                          ------------
             VENEZUELA -- 1.1%
    234,667  Ceramicas Carabobo C.A...................................         256,960
    440,000  Sudamtex De Venezuela Convertible Bond, 11% Due
               3/19/01................................................         413,600
     23,000  Venezolana De Prerreducidos Caroni.......................         147,200
    108,000  Venezuela S.A. C.A.(3)...................................         203,040
                                                                          ------------
                                                                             1,020,800
                                                                          ------------
             ZIMBABWE -- 1.0%
    179,000  Bindura Nickel(1,2)......................................          70,472
    198,500  Meikles Africa...........................................         401,962
    595,000  Trans Zambezi Industries(2)..............................         505,750
                                                                          ------------
                                                                               978,184
                                                                          ------------
             LEBANON -- 0.9%
     22,000  Banque Audi Sal..........................................         649,000
     15,200  Solidere GDR(2)..........................................         235,600
                                                                          ------------
                                                                               884,600
                                                                          ------------
             SLOVAKIA -- 0.8%
      2,000  Chirana Prema(1,2).......................................          18,025
      4,040  Nafta AS(1)..............................................         157,779
      5,700  Slovnaft(1,2)............................................         155,142
     19,000  VSZ AS(1,2)..............................................         405,263
                                                                          ------------
                                                                               736,209
                                                                          ------------
             SRI LANKA -- 0.6%
     71,742  John Keells Holdings Ltd.................................         366,214
    300,000  Lanka Lubricant(1).......................................         251,046
                                                                          ------------
                                                                               617,260
                                                                          ------------

                       See Notes to Financial Statements.
                       --------------- 79 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONCLUDED)
                                OCTOBER 31, 1997

  SHARES                                                                     VALUE
-----------                                                               ------------
FOREIGN SECURITIES -- (CONTINUED)
             PERU -- 0.5%
     31,000  Southern Peru Copper Corp................................    $    488,250
                                                                          ------------
             POLAND -- 0.5%
     13,400  Bank Handlowy W Warszawie................................         180,206
     19,250  Bank Handlowy W Warszawie GDR............................         263,725
                                                                          ------------
                                                                               443,931
                                                                          ------------
             SLOVENIA -- 0.1%
      7,300  SKB Bank GDR.............................................         118,077
                                                                          ------------
TOTAL INVESTMENTS (Cost $101,168,554(4))......................    95.1%   $ 90,340,687

OTHER ASSETS IN EXCESS OF LIABILITIES.........................     4.9       4,671,371
                                                                 -----    ------------

NET ASSETS....................................................   100.0%   $ 95,012,058
                                                                 =====    ============

---------------
(1) Illiquid security.
(2) Non-income producing security.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(4) Aggregate cost for federal tax purposes was $101,173,890.

ABBREVIATIONS:

ADR    -- American Depositary Receipts
CSFB   -- Credit Suisse Financial Brokers
GDR    -- Global Depositary Receipt
RDC    -- Russian Depositary Certificate

                       See Notes to Financial Statements.
                       --------------- 80 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                           EMERGING MARKETS PORTFOLIO
                             SECTOR DIVERSIFICATION
  ON OCTOBER 31, 1997, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                                              % OF NET
                                                               ASSETS        VALUE
                                                              --------    -----------
INDUSTRIES:
    Banking................................................     11.8%     $11,237,347
    Telecommunications.....................................      9.6        9,137,717
    Energy.................................................      7.9        7,488,751
    Utilities -- Electrical & Gas..........................      6.5        6,151,462
    Metals.................................................      5.8        5,521,963
    Electronics............................................      5.7        5,376,293
    Building Materials & Components........................      4.1        3,899,675
    Automobiles............................................      3.6        3,466,964
    Misc. Materials & Commodities..........................      3.5        3,285,713
    Chemicals..............................................      3.5        3,279,173
    Food & Household Products..............................      3.3        3,140,212
    Other..................................................      3.2        3,079,729
    Data Processing & Reproduction.........................      3.1        3,016,283
    Beverage & Tobacco.....................................      3.0        2,848,997
    Insurance..............................................      3.0        2,818,245
    Merchandising..........................................      2.6        2,438,358
    Health & Personal Care.................................      2.0        1,893,473
    Financial Services.....................................      2.0        1,871,773
    Textiles...............................................      1.5        1,464,629
    Forest Products & Paper................................      1.5        1,460,860
    Broadcasting & Publishing..............................      1.3        1,259,689
    Appliances & Household Durables........................      1.3        1,237,706
    Machinery & Engineering................................      1.2        1,116,092
    Leisure & Tourism......................................      1.1        1,068,944
    Real Estate............................................      1.0          958,404
    Transportation -- Shipping.............................      0.9          867,637
    Mining.................................................      0.6          523,680
    Business & Public Services.............................      0.5          430,918
                                                                ----      -----------
TOTAL FOREIGN SECURITIES...................................     95.1%     $90,340,687
                                                                ----      -----------
TOTAL INVESTMENTS..........................................     95.1%     $90,340,687
                                                                ====      ===========

                       See Notes to Financial Statements.
                       --------------- 81 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                      FOR THE YEAR ENDED OCTOBER 31, 1997

                                                                            EMERGING
                                                                            MARKETS
                                                                           PORTFOLIO
                                                                          ------------
ASSETS:
    Investments, at value
      (Cost $101,168,554)..............................................   $ 90,340,687
    Cash...............................................................      3,735,217
    Receivable from investments sold...................................      1,162,623
    Dividends and/or interest receivable...............................        169,788
    Prepaid expenses...................................................            266
    Unamortized organization costs.....................................          5,327
                                                                          ------------
        Total Assets...................................................     95,413,908
                                                                          ------------
LIABILITIES:
    Payable for investment securities purchased........................        160,262
    Investment advisory fee payable....................................        116,881
    Administration fee payable.........................................          3,468
    Accrued custody fees...............................................         81,806
    Accrued expenses and other payables................................         39,433
                                                                          ------------
        Total Liabilities..............................................        401,850
                                                                          ------------
NET ASSETS.............................................................   $ 95,012,058
                                                                          ============

NET ASSETS CONSIST OF:
    Par value..........................................................   $     10,497
    Paid-in capital in excess of par value.............................    105,791,488
    Undistributed net investment income................................         (5,336)
    Accumulated net realized gain/(loss) on investments sold and
      foreign currency transactions....................................             --
    Net unrealized appreciation or depreciation of investments and
      foreign currency transactions....................................    (10,784,591)
                                                                          ------------
        Total Net Assets...............................................   $ 95,012,058
                                                                          ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  per share of beneficial interest outstanding.........................   $       9.05
                                                                          ============

Number of Portfolio shares outstanding.................................     10,497,462
                                                                          ============

                       See Notes to Financial Statements.
                       --------------- 82 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Fund, Inc. (the "Fund") consists of nine portfolios: Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio (formerly Intermediate Government Portfolio), International Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Institutional International Portfolio, Large Cap Value Portfolio (formerly Model Equity Portfolio) and Emerging Markets Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management Investment company.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   PORTFOLIO VALUATION: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

   Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

   Bonds and other fixed-income securities are valued according to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at

                       --------------- 83 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

   The value of other assets and securities for which no market quotations are readily available (including restricted securities) is determined in good faith at fair value by the Board of Directors.

   In determining fair value, management considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. On October 31, 1997, 9% of net assets of the Emerging Markets Portfolio were considered illiquid by Pictet International Management Limited, the Portfolio's Subadvisor, but did not require a fair value determination.

   REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

   FORWARD FOREIGN EXCHANGE CONTRACTS: The International, Institutional International and Emerging Markets Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of

                       --------------- 84 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   FOREIGN CURRENCY: The books and records of each Portfolio are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

   REVERSE REPURCHASE AGREEMENTS: The Core Fixed Income Portfolio, the Government Cash Portfolio and the Emerging Markets Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. If entering into reverse repurchase agreements, the Portfolio will establish a segregated account with its custodian in which the Portfolio will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Core Fixed Income Portfolio, the Government Cash Portfolio and the Emerging Markets Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than one-third of the value of its total assets to be subject to such agreements.

   The Core Fixed Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the year ended October 31, 1997 was approximately $18,774,792 at a weighted average interest rate of approximately 4.12%. The maximum

                       --------------- 85 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

amount of reverse repurchase agreements outstanding at a month-end during the year ended October 31, 1997 was $65,643,750 as of September 30, 1997, which was 20.1% of total assets. The amount of reverse repurchase agreements outstanding on October 31, 1997 was $57,188,750, which was 16.2% of total assets.

   INTEREST-ONLY SECURITIES: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

   COLLATERALIZED MORTGAGE OBLIGATIONS: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

   TBA PURCHASE COMMITMENTS: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and are paid monthly. Dividends from net investment income, if any, of the International, Equity, Small Capitalization Equity, Institutional International, Large Cap Value and Emerging Markets Portfolios are declared and paid quarterly. Dividends from net investment income, if any, of the Core

                       --------------- 86 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

Fixed Income Portfolio are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

   ORGANIZATION COSTS: Organization costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

   FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY TRANSACTIONS

   For the Institutional International Portfolio, the Portfolio pays The Glenmede Trust Company (the "Advisor") for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. For the Emerging Markets Portfolio, the Portfolio pays Pictet International Management Limited (the "Subadvisor") for its investment advisory services a monthly fee at the annual rate of 0.50% of the value of its average daily net assets. In addition, the Emerging Markets Portfolio also pays the Advisor for its investment advisory services a monthly fee at the annual rate of 0.75% of the value of its average daily net assets. The Advisor does not receive a fee from any remaining Portfolios for its investment advisory services. However, as of January 1, 1995, each Portfolio (except the Institutional International and Emerging Markets Portfolios) pays the Advisor a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

   For the Institutional International Portfolio, the Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the year ended October 31, 1997.

   Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and the Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies").

                       --------------- 87 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

This fee is computed daily and paid monthly at the following annual rates: 0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each fund based on its relative net assets.

   The Fund pays each Board member, other than Mr. Church, an annual fee of $8,000 plus $1,250 for each Board meeting attended and each Valuation Committee meeting attended not held in conjunction with a board meeting and out-of-pocket expenses incurred in attending Board meetings.

   Expenses for the year ended October 31, 1997 include legal fees paid to Drinker Biddle and Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 1997, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

PORTFOLIO                                                 PURCHASES            SALES
---------------------------------------------------      ------------       ------------
Equity Portfolio...................................      $ 44,074,932       $ 29,981,830
Small Capitalization Equity Portfolio..............       222,836,299        217,916,304
Large Cap Value Portfolio..........................        71,249,756         68,097,142
International Portfolio............................       406,971,934        123,899,382
Institutional International Portfolio..............        25,241,354         10,546,167
Emerging Markets Portfolio.........................       102,023,708         95,509,238

   For the year ended October 31, 1997, cost of purchases and proceeds from sales of long-term U.S. Government securities were:

PORTFOLIO                                                 PURCHASES            SALES
---------------------------------------------------      ------------       ------------
Core Fixed Income Portfolio........................      $832,376,694       $809,769,987

   On October 31, 1997 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                             APPRECIATION       DEPRECIATION
------------------------------------------------      ------------       ------------
Core Fixed Income Portfolio.....................      $ 5,371,108        $ 1,231,093
Equity Portfolio................................       42,522,993            532,379
Small Capitalization Equity Portfolio...........       96,770,034          4,427,486
Large Cap Value Portfolio.......................       11,416,160            944,339
International Portfolio.........................      188,095,916         58,134,654
Institutional International Portfolio...........       15,507,949          4,470,718
Emerging Markets Portfolio......................       11,672,884         22,506,087

                       --------------- 88 --------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. COMMON STOCK

   The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares as reinvestments of dividends and redeemed shares only at a constant net value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                          YEAR ENDED 10/31/97    YEAR ENDED 10/31/96
                                          -------------------    -------------------
GOVERNMENT CASH PORTFOLIO:
    Sold...............................     $ 3,649,350,962        $ 3,113,471,425
    Issued as reinvestment of
    dividends..........................               8,198                  9,257
    Redeemed...........................      (3,650,708,344)        (3,069,692,151)
                                          -------------------    -------------------
    Net increase/(decrease)............     $    (1,349,184)       $    43,788,531
                                          ===================    ===================

TAX-EXEMPT CASH PORTFOLIO:
    Sold...............................     $ 1,166,721,027        $   992,259,979
    Issued as reinvestment of
    dividends..........................               4,632                  4,576
    Redeemed...........................      (1,110,775,024)          (993,073,443)
                                          -------------------    -------------------
    Net increase/(decrease)............     $    55,950,635        $      (808,888)
                                          ===================    ===================

                       --------------- 89 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                YEAR ENDED                  YEAR ENDED
                                                 10/31/97                    10/31/96
                                         -------------------------   -------------------------
                                           SHARES        AMOUNT        SHARES        AMOUNT
                                         ----------   ------------   ----------   ------------
CORE FIXED INCOME PORTFOLIO:
    Sold...............................   5,724,183   $ 59,031,638    1,282,964   $ 13,259,787
    Issued as reinvestment of
      dividends........................       6,266         63,870        6,066         61,966
    Redeemed...........................  (5,439,039)   (55,711,022)  (9,172,298)   (94,586,581)
                                         ----------   ------------   ----------   ------------
    Net increase/(decrease)............     291,410   $  3,384,486   (7,883,268)  $(81,264,828)
                                         ==========   ============   ==========   ============

EQUITY PORTFOLIO:
    Sold...............................   1,051,983   $ 20,655,031    1,111,114   $ 17,969,935
    Issued as reinvestment of
      dividends........................     729,704     14,732,629      499,778      8,315,878
    Redeemed...........................    (405,596)    (8,062,262)  (1,465,388)   (23,749,355)
                                         ----------   ------------   ----------   ------------
    Net increase.......................   1,376,091   $ 27,325,398      145,504   $  2,536,458
                                         ==========   ============   ==========   ============

SMALL CAPITALIZATION EQUITY PORTFOLIO:
    Sold...............................   2,520,157   $ 50,324,718    6,818,126   $108,124,038
    Issued as reinvestment of
      dividends........................   3,193,384     61,159,348    1,404,372     22,598,004
    Redeemed...........................  (2,042,217)   (41,415,225)    (507,134)    (8,223,676)
                                         ----------   ------------   ----------   ------------
    Net increase.......................   3,671,324   $ 70,068,841    7,715,364   $122,498,366
                                         ==========   ============   ==========   ============

LARGE CAP VALUE PORTFOLIO:
    Sold...............................   1,897,771   $ 26,904,146    2,782,747   $ 30,928,807
    Issued as reinvestment of
      dividends........................     771,345     10,315,696       62,080        717,367
    Redeemed...........................  (1,605,371)   (23,399,529)     (99,140)    (1,107,723)
                                         ----------   ------------   ----------   ------------
    Net increase.......................   1,063,745   $ 13,820,313    2,745,687   $ 30,538,451
                                         ==========   ============   ==========   ============

INTERNATIONAL PORTFOLIO:
    Sold...............................  21,430,219   $320,764,119   19,987,270   $270,728,669
    Issued as reinvestment of
      dividends........................   2,858,245     43,750,000      340,814      4,711,978
    Redeemed...........................  (1,126,416)   (17,451,520)    (980,648)   (13,498,108)
                                         ----------   ------------   ----------   ------------
    Net increase.......................  23,162,048   $347,062,599   19,347,436   $261,942,539
                                         ==========   ============   ==========   ============

INSTITUTIONAL INTERNATIONAL PORTFOLIO:
    Sold...............................   1,965,611   $ 29,419,375      763,908   $ 10,331,280
    Issued as reinvestment of
      dividends........................     231,979      3,503,654       69,500        952,085
    Redeemed...........................    (986,256)   (14,764,323)    (143,815)    (1,950,423)
                                         ----------   ------------   ----------   ------------
    Net increase.......................   1,211,334   $ 18,158,706      689,593   $  9,332,942
                                         ==========   ============   ==========   ============

EMERGING MARKETS PORTFOLIO:
    Sold...............................   1,349,880   $ 15,409,544    6,375,538   $ 63,260,731
    Issued as reinvestment of
      dividends........................     628,699      5,815,463       28,632        272,340
    Redeemed...........................    (554,567)    (6,316,212)    (135,587)    (1,241,809)
                                         ----------   ------------   ----------   ------------
    Net increase.......................   1,424,012   $ 14,908,795    6,268,583   $ 62,291,262
                                         ==========   ============   ==========   ============

                       --------------- 90 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. LENDING OF PORTFOLIO SECURITIES

   The Government Cash, Tax-Exempt Cash, Core Fixed Income, Equity, Large Cap Value, Small Capitalization Equity, International, Institutional International and Emerging Markets Portfolios have the ability to lend their securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

   The Portfolios generated additional income by lending their securities to approved brokers. On October 31, 1997, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                                  YEAR ENDED 10/31/97
                                  ---------------------------------------------------
                                   MARKET VALUE OF      MARKET VALUE OF     % OF FUND
          PORTFOLIO               LOANED SECURITIES       COLLATERAL         ON LOAN
------------------------------    -----------------     ---------------     ---------
Core Fixed Income Portfolio...      $  13,044,164        $  13,487,160         4.89%
Institutional International
  Portfolio...................          4,908,554            5,264,118         6.01%
International Portfolio.......         92,255,143           97,104,486         8.78%
Small Capitalization Equity
  Portfolio...................         38,856,923           40,395,430         8.94%
Large Cap Value Portfolio.....          6,002,763            6,142,700         8.43%
Equity Portfolio..............          9,333,550            9,471,400         6.64%
Emerging Markets Portfolio....          1,698,362            1,770,400         1.79%

6. CAPITAL LOSS CARRYFORWARD

   On October 31, 1997, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                             EXPIRING   EXPIRING    EXPIRING    EXPIRING   EXPIRING   EXPIRING
PORTFOLIO                    IN 1999    IN 2001     IN 2002     IN 2003    IN 2004    IN 2005
---------------------------  --------   --------   ----------   --------   --------   --------
Government Cash
  Portfolio................       --    $   127    $    1,000   $26,819        --      $7,815
Tax-Exempt Cash
  Portfolio................  $18,922     19,079         8,905    27,815       $13          --
Core Fixed Income
  Portfolio................       --         --     9,261,440        --        --          --

7. FOREIGN SECURITIES

   The International, Equity, Small Capitalization Equity, Institutional International and Emerging Markets Portfolios may invest in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

                       --------------- 91 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

8. NET ASSETS

   On October 31, 1997, net assets consisted of:

                                              GOVERNMENT       TAX-EXEMPT      CORE FIXED
                                                 CASH             CASH           INCOME
                                              PORTFOLIO        PORTFOLIO       PORTFOLIO
                                            --------------    ------------    ------------
Par Value................................    $    451,002     $    218,024    $     25,507
Paid in Capital in excess of par value...     450,550,895      280,806,447     270,384,696
Undistributed net investment income......          71,402               --       1,443,986
Accumulated net realized loss on
  investments sold, and foreign currency
  transactions...........................         (35,761)         (74,734)     (9,413,402)
Net unrealized appreciation or
  depreciation of investments and foreign
  currency transactions..................              --               --       4,291,977
                                            --------------    ------------    ------------
    Total Net Assets.....................    $451,037,538     $280,949,737    $266,732,763
                                            ==============    ============    ============

                                                                 SMALL
                                                             CAPITALIZATION     LARGE CAP
                                                EQUITY           EQUITY           VALUE
                                              PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             ------------    --------------    -----------
Par Value.................................   $      6,986     $     22,803     $     5,355
Paid in Capital in excess of par value....     98,423,478      341,789,134      59,960,320
Undistributed net investment income.......         73,476          394,918         118,145
Accumulated net realized gain/(loss) on
  investments sold, and foreign currency
  transactions............................             --               --         621,718
Net unrealized appreciation or
  depreciation of investments and foreign
  currency transactions...................     41,990,614       92,449,194      10,471,821
                                             ------------    --------------    -----------
    Total Net Assets......................   $140,494,554     $434,656,049     $71,177,359
                                             ============     ============     ===========

                       --------------- 92 ---------------

                         ------------------------------
                            THE GLENMEDE FUND, INC.
                         ------------------------------

                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                                                             INSTITUTIONAL      EMERGING
                                           INTERNATIONAL     INTERNATIONAL      MARKETS
                                             PORTFOLIO         PORTFOLIO       PORTFOLIO
                                           --------------    -------------    ------------
Par Value...............................  $       69,544      $     5,484     $     10,497
Paid in Capital in excess of par
  value.................................     917,917,718       70,357,022      105,791,488
Distributions in excess of net
  investment income.....................      (5,643,106)        (500,413)              --
Accumulated net realized gain/(loss) on
  investments sold, and foreign currency
  transactions..........................              --               --           (5,336)
Net unrealized appreciation or
  depreciation of investments and
  foreign currency transactions.........     138,757,894       11,796,501      (10,784,591)
                                          --------------      -----------     ------------
    Total Net Assets...................   $1,051,102,050      $81,658,594     $ 95,012,058
                                          ==============      ===========     ============

9. SUBSEQUENT EVENT

   Effective January 1, 1998, the Small Capitalization Equity Portfolio will consist of two share classes, the Advisory Shares and the Institutional Shares. Each class will charge an advisory fee of 0.55% of its average daily net assets. In addition, the Advisory Shares will charge a shareholder servicing fee of 0.25% of its average daily net assets and the Institutional Shares will charge a shareholder servicing fee of 0.05% of its average daily net assets.

                       --------------- 93 ---------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The Glenmede Fund, Inc.:

   We have audited the accompanying statements of net assets of the Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Large Cap Value Portfolio, International Portfolio, and Institutional International Portfolio, and the accompanying Statement of Assets and Liabilities, including the portfolio of investments, of the Emerging Markets Portfolio of The Glenmede Fund, Inc., (the "Funds"), as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years (or periods) then ended, and the financial highlights for each of the five years (or periods) presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Equity Portfolio, Small Capitalization Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Institutional International Portfolio and Emerging Markets Portfolio of The Glenmede Fund, Inc. as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years (or periods) then ended, and financial highlights for each of the five years (or periods) presented in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Philadelphia, Pennsylvania
December 5, 1997

                       --------------- 94 ---------------

                        --------------------------------
                            THE GLENMEDE FUND, INC.
                        --------------------------------
                          TAX INFORMATION (UNAUDITED)
                      FOR THE YEAR ENDED OCTOBER 31, 1997

   The amount of long-term capital gain paid for the fiscal year ended October 31, 1997 was as follows:

Equity Portfolio......................................      $ 14,776,695
Small Capitalization Equity Portfolio.................      $ 46,150,423
Large Cap Value Portfolio.............................      $  3,775,612
International Portfolio...............................      $ 27,992,444
Institutional International Portfolio.................      $  2,521,770
Emerging Markets Portfolio............................      $  2,251,691

   Of the ordinary distributions made during the fiscal year ended October 31, 1997, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio.............................      33%
Core Fixed Income Portfolio...........................       8%

   Of the ordinary distributions made during the fiscal year ended October 31, 1997, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolio.............................     100%

   Of the ordinary distributions made during the fiscal year ended October 31, 1997, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Equity Portfolio......................................       96%
Small Capitalization Equity Portfolio.................       27%
Large Cap Value Portfolio.............................       15%

   The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

                                                   TOTAL      PER SHARE
                                                -----------   ---------
International Portfolio......................   $ 2,865,499     $0.04
Institutional International Portfolio........   $   240,971     $0.04
Emerging Markets Portfolio...................   $   132,496     $0.01

   The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                       --------------- 95 ---------------